UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03101

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2003

Item 1.  Report to Stockholders.

Calvert

Investments that make a differenceR

Semi Annual Reports (Unaudited)

June 30, 2003

Semi-Annual Report

Calvert Tax-Free Reserves

Calvert Tax-Free Reserves

President’s Letter	2

Portfolio Manager Remarks	3

Schedules of Investments	9

Statements of Assets and Liabilities	33

Statements of Operations	34

Statements of Changes in Net Assets
35
Notes to Financial Statements	39

Financial Highlights	43

Explanation of Financial Tables	48

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Dear Shareholders:

The first half of 2003 has seen strong performance in nearly all asset classes, with, among other things, the markets reacting to reduced political tensions. While the outlook remains somewhat uncertain, we see encouraging signs in improved consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Record-low mortgage rates have kept the housing market strong.

A cloud on the horizon is the threat of deflation, the possibility that prices will enter a sustained decline. However, we take some assurance from the Federal Reserve’s vigilant eye on this possibility.

We believe that the near-elimination of inflation risk is a positive backdrop for fixed income investors.  However, there is some interest rate risk in the intermediate and longer maturies if those market rates should begin to rise, as they have in recent weeks. As always, we recommend that most individuals maintain a diversified portfolio across asset classes, including both stocks and fixed income, and within the fixed income allocation, further diversification across maturity ranges. Over time, diversification is a good way to achieve consistent, lower-risk returns, in good markets and bad.

We advise all our shareholders to work closely with their financial advisors to develop a long-term strategy that can meet their goals, not just in the current market environment, but over the whole time they expect to be investing. The key to successful investing is not in trying to predict interest rate movements or asset class returns, but rather saving regularly, diversifying adequately, and maintaining an appropriate strategy for the long-term. Please contact us, or your financial professional, if you have any questions or concerns about your investments or market conditions. We are always happy to work with you.

Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek

President and CEO

July 2003

Tom Dailey is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves Money Market Portfolio seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund

Information

asset allocation

ax-exempt

money market

NASDAQ symbol

CTMXX

CUSIP number

131620-10-6

Calvert Tax-Free Reserves

Money Market Portfolio

Performance

For the six-month period ending June 30, 2003, Portfolio Class O shares’ total return was +0.30% compared to the +0.27% return for the average tax-exempt money market fund tracked by Lipper Analytical Services, Inc.

Investment Climate

The US economy stumbled through the first half of 2003. In the first quarter, the buildup to war with Iraq dampened already weak activity and the economy grew only 1.4%. Over the first half of the year, the unemployment rate increased 0.4 percentage point and reached a new cycle high of 6.4% in June. While the underpinnings of the economy are improving, economic growth appears sluggish, remaining below potential. A stalled job market, weak business and consumer spending, and a still-struggling manufacturing sector are all contributing to sub-trend growth.

Portfolio Strategy

Since interest rates continued to decline during the first half of 2003, and Fed Chairman Greenspan made it clear he will strive to keep short term interest rates low in the near-term, we extended the average maturity of the Portfolio in order to guard against the possibility of the Fed funds rate declining further. We also continued to buy high-grade, liquid, municipal notes, which should be readily marketable in the event interest rates rise.

Outlook

Although the economic outlook remains cloudy, encouraging signs include improvement in consumer confidence, better corporate earnings, and Fed-inspired stock- and credit- market rallies. Low mortgage rates have kept the housing market strong. And, Federal tax cuts should provide some stimulus to the economy.

In a continuing effort to ensure the country avoids falling toward recession or deflation, the Fed cut rates for a thirteenth time in June. At that time, Fed Chairman Greenspan stated the Fed will "lean over backwards" to avoid “corrosive” deflation.

It’s our view that the probability of the worst sort of deflation in the US is low. However, as noted previously, Fed Chairman Greenspan made it clear he will strive to keep short-term interest rates low in the near-term. A cardinal rule in the bond market is not to fight the Fed. Although we remain watchful for the next bear market, we believe interest rates should remain at levels last seen during the Eisenhower and Kennedy years.

July 2003

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2003, the end of the reporting period. Our strategy and the Fund’s portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio Statistics

weighted average maturity

6.30.03	71 days
12.31.02	31 days

class O

average annual

total return

as of 6.30.03

1 year	0.72%
5 year	2.43%
10 year	2.86%
inception	4.28%
(3.04.81)

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results. Performance information represents Class O shares. The value of an investment in Institutional Class shares would be different.

Tom Dailey is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves Limited-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund

Information

asset allocation

short-term

tax-exempt bonds

NASDAQ symbol

CTFLX

CUSIP number

131620-20-5

Calvert Tax-Free Reserves Limited-Term Portfolio

Performance

For the six-month period ending June 30, 2003, the Calvert Tax-Free Reserves Limited-Term Portfolio returned 1.19%, underperforming the 1.37% return of the average short-term municipal fund tracked by Lipper Analytical Services, Inc. and the 3.81% return of the Lehman Municipal Bond Index.

It is important to note that we tend to keep the average maturity of the Portfolio between six months and 18 months, while the average maturity for short-term municipal funds in the Lipper database was 2 years as of June 30, 2003 and 14 years for the Lehman Municipal Bond Index. Our goal in keeping a short average maturity is to limit the Portfolio’s net-asset-value volatility in all interest rate environments.

Investment Climate

The US economy stumbled through the first half of 2003. In the first quarter, the buildup to war with Iraq dampened already weak activity and the economy grew only 1.4%. Over the first half of the year, the unemployment rate increased 0.4 percentage point and reached a new cycle high of 6.4% in June. While the underpinnings of the economy are improving, economic growth appears sluggish, remaining below potential. A stalled job market, weak business and consumer spending, and a still-struggling manufacturing sector are all contributing to sub-trend growth.

Fund Strategy

We continued to selectively purchase securities in the one- to four-year maturity range as money flowed into the Portfolio and as older securities matured. This strategy served the Portfolio well as rates continued to drop. We also purchased very liquid short-term securities as a defensive posture in case interest rates would rise. We decided to forego the higher-yielding longer paper in this instance for lower-yielding, shorter-term issues as we

Comparative Investment Performance (Total Return)

(as of 6.30.03)

	CTFR Limited-Term Portfolio	Lipper Short Municipal Debt Funds Average	Lehman Municipal Bond Index TR
6 month	1.19%	1.37%	3.81%
1 year	2.64%	3.26%	8.74%
5 year*	3.64%	3.94%	6.29%
10 year*	3.80%	4.01%	6.37%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

sought to maintain the NAV stability. We are continuing to avoid lower-coupon bonds that would likely underperform premium-coupon bonds in an interest-rate-rising environment. We adopted a more defensive posture because rates were at levels not seen since the 1960s.

Outlook

Although the economic outlook remains cloudy, encouraging signs include improvement in consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Low mortgage rates have kept the housing market strong. And, Federal tax cuts should provide some stimulus to the economy.

In a continuing effort to ensure the country avoids falling toward recession or deflation, the Fed cut rates for a thirteenth time in June. At that time,  Fed Chairman Greenspan stated the Fed will "lean over backwards" to avoid “corrosive” deflation.

It’s our view that the probability of the worst sort of deflation in the US is low. However, Fed Chairman Greenspan’s position made it clear he will strive to keep short-term interest rates low in the near-term. A cardinal rule in the bond market is not to fight the Fed. Although we remain watchful for the next bear market, we believe interest rates should remain at levels last seen during the Eisenhower and Kennedy years.

July 2003

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2003,  the end of the reporting period. Our strategy and the Fund’s portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
Statistics

monthly
dividend yield
6.30.03 1.75%
12.31.02 2.04%

30 day SEC yield
6.30.03 1.77%
12.31.02 2.27%

weighted
average maturity
6.30.03 297 days
12.31.02 328 days
effective duration

6.30.03 190 days
12.31.02 217 days

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio’s maximum front-end sales charge of 1.00%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or the redemption of Portfolio shares. Source: Lipper Analytical Services, Inc.

average annual

total return

as of 6.30.03

1 year	1.60%
5 year	3.43%
10 year	3.69%
inception	5.53%
(3.04.81)

Reno Martini is the Chief Investment Officer of CAMCO.

Calvert Tax-Free Reserves Long-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund

Information

asset allocation

long-term

tax-exempt bonds

NASDAQ symbol

CTTLX

CUSIP number

131620-30-4

Calvert Tax-Free Reserves

Long-Term Portfolio

Performance

The Fund returned +4.02% for the first half of 2003, 64 basis points higher than the Lipper General Municipal Debt Funds Average and 21 basis points higher than the Lehman Municipal Bond Index. For the one-year period ended June 30, 2003 the Portfolio outperformed these indices by 228 and 104 basis points, respectively.

Investment Climate

The US economy stumbled through the first half of 2003. In the first quarter, the buildup to war with Iraq dampened already weak activity and the economy grew only 1.4%. Over the first half of the year, the unemployment rate increased 0.4 percentage point and reached a new cycle high of 6.4% in June. While the underpinnings of the economy are improving, economic growth appears sluggish, remaining below potential. A stalled job market, weak business and consumer spending, and a still-struggling manufacturing sector are all contributing to sub-trend growth.

We believe year-to-date municipal bond returns have been attractive, but they have lagged those of more credit- sensitive markets, including corporate bonds and emerging-market government debt. We believe municipal bond yields are very attractive compared with Treasuries and mortgages and are fairly valued versus corporate bonds.

Fund Strategy

Through the period

We began the year shortening the Fund’s duration to be more similar to our peers and the passive benchmark. As the market reacted to a weak economy and interest rates fell further, we decided to keep the Portfolio longer than our benchmarks. This proved to be advantageous for the Portfolio, as performance for the first half of 2003 is in the top 20th percentile in its Lipper category.

Going forward

As we go forward through 2003, we believe the municipal market will remain volatile. The economy should show times of strength and weakness, and we

Comparative Investment Performance(Total Return)

(as of 6.30.03)

	CTFR	Lipper General	Lehman
	Long-Term	Municipal Debt	Municipal Bond
	Portfolio	Funds Average	Index TR
6 month	4.02%	3.38%	3.81%
1 year	9.78%	7.50%	8.74%
5 year*	5.87%	4.85%	6.29%
10 year*	6.02%	5.31%	6.37%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

will try to position the Portfolio to take advantage of the environment. Through the year, if signs of  inflation and consistent growth in the economy persist, we will shorten Portfolio duration to be in line with, or possibly shorter than, the benchmarks.

Outlook

Although the economic outlook remains cloudy, encouraging signs include improvement in consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Low mortgage rates have kept the housing market strong. And, Federal tax cuts should provide some stimulus to the economy.

In a continuing effort to ensure the country avoids falling toward recession or deflation, the Fed cut rates for a thirteenth time in June. At that time,  Fed Chairman Greenspan stated the Fed will "lean over backwards" to avoid “corrosive” deflation.

It’s our view that the probability of the worst sort of deflation in the US is low. However, Fed Chairman Greenspan’s position made it clear he will strive to keep short-term interest rates low in the near-term. A cardinal rule in the bond market is not to fight the Fed. Although we remain watchful for the next bear market, we believe interest rates should remain at levels last seen during the Eisenhower and Kennedy years.

One key point is that states, cities, and municipalities are having a difficult time balancing their budgets. Some states, like California and New York, with large differences in revenue flow from years past, will depend on borrowings along with reduction of services and tax increases to balance their budgets. We believe this development, while generating some risk, should create opportunities in the municipal market.

July 2003

Portfolio

statistics

monthly

dividend yield

6.30.03	3.63%
12.31.02	4.17%

30 day SEC yield

6.30.03	3.43%
12.31.02	3.99%

weighted

average maturity

6.30.03	15 years
12.31.02	16 years

effective duration

6.30.03	7.41 years
12.31.02	7.80 years

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2003, the end of the reporting period. Our strategy and the Fund’s portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund’s maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or the redemption of Portfolio shares.Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

average annual

total return

as of 6.30.03

1 year	5.65%
5 year	5.06%
10 year	5.61%
inception (8.23.83)	7.49%

Money Market Portfolio

Schedule of Investments

June 30, 2003

Municipal Obligations - 103.3%	Principal Amount	Value
Alabama - 6.3%
Aurburn IDA Revenue VRDN, 1.05%, 5/1/20, LOC: AmSouth Bank	$4,235,000	$4,235,000
Birmingham Public Education Building Authority Revenue VRDN, 1.03%, 6/1/30, LOC: Wachovia Bank, NA	9,700,000	9,700,000
Calhoun County Economic Development Council Revenue VRDN: 1.25%, 3/1/13, LOC: Fleet National Bank 1.20%, 4/1/21, LOC: Bank of America	3,450,000 3,200,000	3,450,000 3,200,000
Colbert County Industrial Development Board Revenue VRDN, 1.15%, 10/1/11, LOC: SouthTrust Bank, AL	3,100,000	3,100,000
Huntsville IDA Revenue VRDN, 1.25%, 11/1/26, C/LOC: FHLB	4,460,000	4,460,000
MFH Revenue VRDN: 1.05%, 4/1/14, LOC: AmSouth Bank 1.05%, 9/1/20, LOC: SouthTrust Bank, AL	2,545,000 2,815,000	2,545,000 2,815,000
Mobile County IDA Revenue VRDN, 1.15%, 4/1/20, LOC: SouthTrust Bank, AL	3,715,000	3,715,000
Montgomery IDA Revenue VRDN, 1.15%, 9/15/04, LOC: SouthTrust Bank, AL	1,015,000	1,015,000
Northport MFH Revenue VRDN: 1.15%, 9/3/15, LOC: AmSouth Bank 1.05%, 7/1/18, LOC: AmSouth Bank	1,845,000 4,965,000	1,845,000 4,965,000
Port City Medical Clinic Revenue VRDN: 0.90%, 2/1/25, BPA: Bank of Nova Scotia & KBC Bank NV, AMBAC Insured	6,000,000	6,000,000
State IDA Revenue VRDN: 1.15%, 1/1/15, LOC: Fleet National Bank	605,000	605,000
Talladega IDA Revenue VRDN, 1.25%, 10/1/16, C/LOC: FHLB	1,785,000	1,785,000
Taylor-Ryan Improvement District Revenue VRDN, 1.05%, 5/1/31, LOC: Columbus Bank & Trust	10,000,000	10,000,000
Valley Special Care Facilities Revenue VRDN, 1.15%, 6/1/25, LOC: Columbus Bank & Trust	2,830,000	2,830,000
Wynlakes Government Utility Authority Revenue VRDN, 1.15%, 5/1/06, LOC: AmSouth Bank	4,000,000	4,000,000

Arizona - 1.2%

Apache County IDA Revenue VRDN, 1.00%, 12/15/18, LOC: Bank of New York	4,600,000	4,600,000
Pinal County IDA & Pollution Control Revenue VRDN, 0.97%, 12/1/11, LOC: BNP Paribas	4,665,000	4,665,000
Pinal County IDA & Solid Waste Disposal Revenue VRDN, 1.20%, 8/1/22, LOC: Farm Credit Services of America PCA, C/LOC: Key Bank	$3,700,000	$3,700,000

Municipal Obligations - CONT'D	Principal Amount	Value
Arkansas - 1.3%
Arkadelphia IDA Revenue VRDN, 1.15%, 4/1/11, LOC: Den Danske Bank	$4,000,000	$4,000,000
State MFH Revenue VRDN: 1.13%, 10/1/30, LOC: Regions Bank 1.18%, 11/1/31, LOC: First Tennessee Bank	5,200,000 5,000,000	5,200,000 5,000,000

California - 7.6%

ABAG Finance Authority For Nonprofit Corp. Adjustable COPs, 1.05%, 2/1/25, LOC: Wells Fargo Bank NA	1,565,000	1,565,000
Alameda County IDA Revenue VRDN, 1.15%, 3/1/28, LOC: Bank of the West	265,000	265,000
Contra Costa County MFH Revenue VRDN, 1.00%, 10/20/28, LOC: State Street Bank & Trust Co.	3,480,000	3,480,000
Inland Valley Development Agency Tax Allocation VRDN, 1.15%, 3/1/27, LOC: Union Bank, California, C/LOC: CalSTERS	4,985,000	4,985,000
Los Angeles Communities Redevelopment Agency MFH Revenue VRDN, 0.90%, 4/1/30, LOC: FHLMC	2,800,000	2,800,000
Los Angeles Convention and Exhibit Center Authority Lease Revenue VRDN, 1.04%, 8/15/18, BPA: Merill Lynch	1,100,000	1,100,000
Los Angeles County Pension Obligation Refunding VRDN, 0.85%, 6/30/07, BPA: Dexia Credit Local, AMBAC Insured	2,145,000	2,145,000
Newman Capital Trust Certificates VRDN, 1.18%, 4/1/32, LOC: FHLMC	10,603,328	10,603,328
Ontario City Revenue VRDN, 1.00%, 10/1/26, LOC: Union Bank, California, C/LOC: CalSTERS.	3,500,000	3,500,000
Orange County Apartment Development Revenue VRDN, 0.87%, 12/1/06, LOC: FHLMC	3,600,000	3,600,000
San Bernardino County Medical Center Financing Project Adjustable COPs, 1.05%, 8/1/26, BPA: Landesbank Hessen-Thuringen Girozentrale, MBIA Insured	1,000,000	1,000,000
San Bernardino County MFH Revenue VRDN, 1.05%, 5/1/17, LOC: California Federal Bank, FSB, C/LOC: FHLB	1,825,000	1,825,000
San Diego City Public Facilities Financing Authority Revenue VRDN, 1.01%, 5/15/20, BPA: Societe Generale	655,000	655,000
San Francisco City and County Redevelopment Agency MFH Revenue VRDN, 1.05%, 10/1/10, LOC: Credit Suisse First Boston Corp.	4,900,000	4,900,000
San Jose MFH Revenue VRDN, 1.00%, 4/15/36, LOC: Bank of America	2,500,000	2,500,000
State Department of Water Resources and Power Supply Revenue VRDN: 0.95%, 5/1/22, LOC: Bayerishe Landesbank Girozentrale 1.00%, 5/1/22, BPA: Dexia Credit Local, FSA Insured	4,000,000 3,000,000	4,000,000 3,000,000
State Housing & Finance Authority Revenue VRDN, 0.95%, 2/1/32, BPA: Lloyds TSB Bank plc, FSA Insured	1,000,000	1,000,000
State Economic Development Financing Authority IDA Revenue VRDN, 1.10%, 10/1/23, LOC: Comerica Bank	150,000	150,000
State School Cash Reserve Program Authority Revenue Notes: 3.00%, 7/3/03, FSA Insured	$7,500,000	$7,500,538
2.00%, 7/6/04, AMBAC Insured	10,000,000	10,110,100
Statewide Communities Development Authority MFH Revenue Bonds, 1.40%, 4/15/36, FGIC: Bayerishe Landesbank Girozentrale	11,200,000	11,200,000
California - Cont’d
Statewide Communities Development Authority MFH Revenue
VRDN, 1.10%, 6/15/33, LOC: Bank of the West	2,500,000	$2,500,000
Upland Community Redevelopment Agency Revenue VRDN,
0.95%, 2/15/30, CA: FNMA	200,000	200,000

Colorado - 4.8%
Park Creek Tax Increment Revenue VRDN, 1.35%, 12/1/24,
SWAP: Lehman Brothers	20,600,000	20,600,000
Pitkin County Industrial Development Revenue VRDN,
1.00%, 4/1/16, LOC: Bank One, NA	400,000	400,000
State Housing & Finance Authority Revenue VRDN:
1.40%, 12/1/09, LOC: Key Bank	4,400,000	4,400,000
0.95%, 10/15/16, CA: FNMA	23,760,000	23,760,000
1.05%, 10/1/30, BPA: FHLB	4,980,000	4,980,000

Delaware - 2.5%
State IDA Revenue VRDN
1.20%, 8/1/29, GA: Motiva Enterprise, LLC	25,500,000	25,500,000
Wilmington School Project Revenue VRDN,
1.05%, 7/1/31, LOC: Allied Irish Bank	2,300,000	2,300,000

Florida - 1.1%
Capital Projects Financial Authority Revenue VRDN,
1.00%, 8/1/17, BPA: SunTrust Bank, FSA Insured	1,675,000	1,675,000
Gulf Breeze Public Improvement Revenue VRDN,
1.00%, 3/31/21, LOC: Bank of America	1,115,000	1,115,000
Hospice of Palm Beach County Revenue VRDN,
1.00%, 10/1/31, LOC: Northern Trust Co.	4,800,000	4,800,000
State Board of Education Capital Outlay Bonds,
5.30%, 6/1/06	3,890,000	4,077,681
State University Athletic Association Capital Improvement Revenue VRDN,
1.15%, 2/1/20, LOC: SunTrust Bank	400,000	400,000

Georgia - 7.5%
Albany-Dougherty County Hospital Authority Revenue VRDN,
0.95%, 9/1/32, BPA: Regions Bank, AMBAC Insured	$17,500,000	$17,500,000
Athens MFH Revenue VRDN, 1.425%, 8/1/05, LOC: US Bank, NA	2,000,000	2,000,000
Atlanta Airport Revenue VRDN,
1.06%, 1/1/30, BPA: Societe Generale,	8,765,000	8,765,000
Atlanta Water & Sewage Systems Revenue Bonds,
4.75%, 1/1/23 (Prerefunded 1/1/04 @ 102)	475,000	4,686,885
Cobb County Tax Anticipation Notes,
1.50%, 12/31/03	80,000	8,020,509
Columbus Downtown Development Authority Revenue VRDN,
1.15%, 8/1/15, LOC: Columbus Bank & Trust	7,260,000	7,260,000
Franklin County Industrial Building Authority Revenue VRDN,
1.25%, 1/1/07, LOC: Comerica Bank	1,155,000	1,155,000
Fulton County IDA Revenue VRDN,
1.15%, 12/1/10, LOC: Branch Bank & Trust	2,600,000	2,600,000
Gordon County Development Authority Revenue VRDN,
1.30%, 7/1/22, LOC: Regions Bank	1,600,000	1,600,000
Municipal Gas Authority Revenue VRDN,
1.05%, 11/1/07
LOC: Bank of America, Bayerishe Landesbank Girozentrale,
J. P. Morgan Chase Bank & Wachovia Bank, NA	11,250,000	11,250,000

Principal
Municipal Obligations - Cont’d	Amount	Value

Georgia – Con’t
Savannah Economic Development Authority Student Housing Revenue VRDN,
1.05%, 9/1/26, LOC: Wachovia Bank, NA	4,000,000	$4,000,000
State GO Revenue VRDN, 1.10%, 8/1/30, BPA: Lehman Brothers	13,250,000	13,250,000
Warner Robins Downtown Development Authority Revenue VRDN,
1.25%, 9/1/34, LOC: Columbus Bank & Trust	1,300,000	1,300,000

Hawaii - 0.9%
State GO Bonds,
5.25%, 4/1/04, MBIA Insured	9,670,000	9,968,794

Idaho - 0.4%
State Single Family Housing Revenue VRDN,
1.10%, 7/1/32, BPA: Bayerishe Landesbank Girozentrale	4,800,000	4,800,000

Illinois - 6.7%
Chicago Development Authority Revenue VRDN,
0.98%, 1/1/37, BPA: Landesbank Baden-Wurttenberg,
FGIC Insured	8,360,000	8,360,000
Educational Facilities Authority Revenue VRDN,
1.00%, 12/1/35, LOC: Harris Trust	4,000,000	4,000,000
Housing Development Authority Revenue VRDN,
1.05%, 8/1/05, LOC: Bear Stearns Capital Markets	3,990,000	3,990,000
Metropolitan Pier and Exposition Authority Revenue
VRDN, 1.20%, 12/15/23, BPA: Merrill Lynch	12,000,000	12,000,000
McLean & Woodford Counties Schools GO Revenue VRDN,
1.03%, 12/1/18, BPA: Svenska Handelsbanken	$26,805,000	$26,805,000
State Development Finance Authority Revenue VRDN:
1.05%, 6/1/19, LOC: Northern Trust Co.	5,565,000	5,565,000
1.05%, 4/1/24, LOC: Northern Trust Co.	5,000,000	5,000,000
1.05%, 4/1/35, LOC: Northern Trust Co.	5,000,000	5,000,000
Streamwood IDA Revenue VRDN,
1.80%, 10/1/09, LOC: FHLB	3,770,000	3,770,000

Indiana - 4.2%
City of Rockport AK Steel Corp. Project Revenue VRDN,
1.10%, 6/1/29, LOC: PNC Bank, NA	5,000,000	5,000,000
Jasper County Industrial Economic Development Revenue VRDN,
1.20%, 2/1/22, C/LOC: Key Bank	5,275,000	5,275,000
South Bend MFH Revenue VRDN,
1.30%, 10/1/09, LOC: FHLB	4,095,000	4,095,000
State Bond Bank Advance Funding Program Notes,
2.00%, 1/27/04, AMBAC Insured	10,000,000	10,051,166
State Development Finance Authority Revenue VRDN:
1.15%, 4/1/22, LOC: Bank One, NA	1,015,000	1,015,000
1.05%, 8/1/31, LOC: Bank One, NA	7,400,000	7,400,000
Terre Haute International Airport Authority Revenue VRDN,
1.38%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co	2,200,000	2,200,000
Valparaiso Economic Development Authority Revenue VRDN,
1.25%, 5/1/31, LOC: Marshall & Ilsley Bank	7,000,000	7,000,000
Vigo County Economic Development Authority Revenue VRDN,
1.30%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank, NA,	5,100,000	5,100,000

Principal
Municipal Obligations - Cont’d	Amount	Value

Iowa - 1.4%
IDA Revenue VRDN,
1.18%, 11/1/17, LOC: Societe Generale	1,970,000	$1,970,000
Le Mars IDA Revenue VRDN,
1.20%, 3/1/16, C/LOC: SunTrust Bank	1,850,000	1,850,000
State Finance Authority Solid Waste Disposal Revenue VRDN,
1.20%, 7/1/18, C/LOC: Wells Fargo Bank, NA	3,650,000	3,650,000
State School Cash Anticipation Program Warrant Certificate,
2.25%, 1/30/04, FSA Insured	8,000,000	8,054,014

Kansas - 0.7%
Mission MFH Revenue VRDN,
0.90%, 9/15/26, CA: FNMA	7,700,000	7,700,000

Kentucky - 3.8%
City of Mayfield Lease Revenue VRDN,
1.15%, 7/1/26, LOC: PNC Bank, NA	6,555,000	6,555,000
Hancock County IDA Revenue VRDN,
1.15%, 6/1/12, LOC: JP Morgan Chase Bank	3,005,000	$3,005,000
Hopkinsville IDA Revenue VRDN,
1.35%, 5/1/26, LOC: Branch Bank & Trust	2,400,000	2,400,000
Lexington-Fayette Urban County Educational Facilities Revenue
VRDN, 1.05%, 8/1/21, LOC: Fifth Third Bank	7,000,000	7,000,000
State Association of Counties Advance Revenue Program
Tax & Revenue Anticipation COPs,
2.00%, 6/30/04	20,000,000	20,217,400

State IDA Revenue VRDN,
1.13%, 2/1/08, LOC: National City Bank	1,000,000	1,000,000
Winchester Industrial Building Revenue VRDN, 1.25%, 10/1/18,
LOC: Wachovia Bank, NA	2,400,000	2,400,000

Louisiana - 0.6%
New Orleans Aviation Board Revenue VRDN,
1.05%, 8/5/15, BPA: Dexia Credit Local, MBIA Insured	3,020,000	3,020,000
Public Facilities Authority Revenue VRDN:
1.05%, 12/1/14, LOC: BankONE NA	2,285,000	2,285,000
1.03%, 9/1/28, LOC: Hibernia, C/LOC: Bank of New York

Maine - 1.0%
State GO Tax Anticipation Notes,
1.75%, 6/30/04	11,000,000	11,103,290

Massachusetts - 1.6%
Boston GO Revenue Bonds,
3.00%, 2/1/04, MBIA Insured	6,865,000	6,943,965
Hudson IDA Revenue VRDN,
1.75%, 10/1/13, LOC: State Street Bank & Trust	770,000	770,000
Massachusetts Bay Transportation Authority Revenue VRDN,
1.00%, 7/1/30, BPA: Societe Generale	2,000,000	2,000,000
State GO VRDN,
1.10%, 1/1/21, BPA: State Street Bank & Trust	7,900,000	7,900,000

	Principal
Municipal Obligations - Cont’d	Amount	Value

Michigan - 1.2%
Kent Hospital Finance Authority LO Revenue VRDN,
1.00%, 11/1/10,
LOC: Fifth Third Bank	3,600,000	3,600,000
Macomb County Hospital Finance Authority Revenue VRDN,
1.00%, 10/1/20, LOC: Comerica Bank	1,200,000	1,200,000
State Hospital Finance Authorities Revenue VRDN,
1.09%, 12/1/23, LOC: National City Bank	7,730,000	7,730,000
State University Revenue VRDN,
1.00%, 8/15/30, BPA: Dexia Credit Local	1,070,000	1,070,000
Minnesota - 0.2%
State Higher Educational Facilities Authority Revenue VRDN,
1.00%, 10/1/30, LOC: Harris Trust	2,050,000	2,050,000

Mississippi - 1.2%
State Development Bank Special GO VRDN:
1.54%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured	6,575,000	6,575,000
1.54%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured	6,795,000	6,795,000

Missouri - 0.8%
Carthage IDA Revenue VRDN:
1.15%, 4/1/07, LOC: Wachovia Bank, NA	2,000,000	2,000,000
1.25%, 9/1/30, LOC: Wachovia Bank, NA	2,000,000	2,000,000
Independence IDA Revenue VRDN,
1.00%, 11/1/27, LOC: Dexia Public Finance Bank	1,000,000	1,000,000
State Development Finance Board Revenue VRDN,
1.20, 9/1/08, LOC: BNP Paribas	3,900,000	3,900,000

Nebraska - 0.5%
Lancaster County IDA Revenue VRDN, 1.16%, 8/15/09,
LOC: Wells Fargo Bank, NA	1,000,000	1,000,000
State Single Family Housing Revenue VRDN,
1.10%, 9/1/22, BPA: FHLB	4,350,000	4,350,000

Nevada - 0.3%
Clark County Transportation Revenue Bonds,
6.00%, 6/1/13	2,000,000	2,111,073
Henderson Public Improvement Trust Revenue VRDN,
1.06%, 4/1/07, LOC: Bank of America	1,500,000	1,500,000

New Jersey - 0.7%
State Housing and Mortgage Finance Agency Revenue Bonds,
1.05%, 4/1/04, MBIA Insured	7,500,000	7,500,000

New Mexico - 0.4%
State GO Bonds,
5.00%, 9/1/03	4,365,000	4,394,211

	Principal
Municipal Obligations - Cont’d	Amount	Value

New York - 5.4%
New York City GO VRDN:
0.95%, 2/1/20, BPA: FGIC SPI, FGIC Insured	$6,100,000	$6,100,000
0.90%, 8/1/21, LOC: Landesbank Baden-WurttemgBerg	1,850,000	1,850,000
New York City Municipal Water & Sewage Systems Finance Authority
Revenue VRDN:
0.90%, 6/15/18, BPA: State Street Bank & Trust	1,800,000	1,800,000
0.90%, 6/15/33, LOC: Dexia Public Finance Bank	250,000	250,000
New York City Transitional Finance Authority Bond Anticipation Notes,
2.00%, 2/1/04	10,215,000	10,273,460
State Dormitory Authority Revenue Bonds,
2.00%, 12/15/03	11,900,000	11,953,770
State Thruway Authority and Bridge Trust Fund Revenue Bonds,
6.40%, 4/1/04, FGIC Insured	4,000,000	4,157,558
Suffolk County Tax Anticipation Notes,
1.50%, 8/14/03	12,000,000	12,006,494
The Port Authority of New York and New Jersey Consolidated Notes,
2.00%, 10/15/03	12,000,000	12,033,365

North Carolina - 2.3%
State Capital & Educational Facilities Revenue VRDN,
0.95%, 12/1/31, LOC: Branch Bank & Trust	9,070,000	9,070,000
State GO Bonds:
2.00%, 3/1/04	5,000,000	5,032,397
2.00%, 4/1/04	4,460,000	4,491,896
Wake County GO VRDN, 1.75%, 4/1/17,
BPA: Lloyds TSB Bank plc, FSA Insured	7,000,000	7,034,371
North Dakota - 0.5%
Traill County Solid Waste Disposal Revenue VRDN,
1.25%, 3/1/13, LOC: Wells Fargo Bank, NA	5,750,000	5,750,000
Ohio - 2.5%
Butler County Healthcare Facilities Revenue VRDN,
1.00%, 9/1/22, LOC: Fifth Third Bank	4,940,000	4,940,000
Franklin County Hospital Revenue VRDN,
1.05%, 6/1/17 BPA: Citigroup	10,000,000	10,000,000
State Environmental Improvement Revenue VRDN,
1.09%, 12/1/26, LOC: JP Morgan Chase Bank	2,970,000	2,970,000
State GO Bonds:
3.00%, 3/15/04	8,710,000	8,827,558
State Higher Educational Facilities Authority Revenue VRDN,
1.10%, 9/1/26, LOC: Fifth Third Bank	1,300,000	1,300,000
Oklahoma - 1.4%
Pittsburg County IDA Revenue VRDN,
1.20%, 10/1/21,
LOC: PNC Bank, NA	5,000,000	5,000,000
State Transportation Authority Turnpike Systems Revenue Bonds,
4.75%, 1/1/04, AMBAC Insured	4,130,000	4,206,978
Tulsa IDA Revenue VRDN,
1.65%, 11/1/14, LOC: St. John's Medical Center	6,290,000	6,290,000

Principal
Municipal Obligations - Cont’d	Amount	Value

Pennsylvania - 3.8%
Allegheny County Hospital Development Authority Revenue Bonds,
5.00%, 12/15/03, AMBAC Insured	4,630,000	4,710,683
Delaware County Authority Revenue VRDN, 1.05%, 7/1/14,
LOC: PNC Bank, NA	8,000,000	8,000,000
Philadelphia MFH Redevelopment Authority Revenue VRDN,
1.10%, 12/1/09, LOC: HSBC Bank	2,450,000	2,450,000
Somerset County Hospital Authority Revenue VRDN:
1.25%, 3/1/22, LOC: PNC Bank, NA	2,380,000	2,380,000
1.30%, 3/1/32, BPA: PNC Bank, NA,
Radian Asset Assurance, Inc. Insured	4,295,000	4,295,000
State GO Bonds, 5.00%, 1/15/04	10,000,000	10,211,353
State Higher Education Facilities Authority Revenue Bonds,
2.00%, 6/15/04, AMBAC Insured	4,840,000	4,886,264
Union County Hospital Authority Revenue VRDN,
1.30%, 2/1/04,
BPA: Fleet National Bank, Radian Asset
Assurance, Inc. Insured	4,075,000	4,075,000
West Cornwall Township Municipal Authority Revenue VRDN,
1.05%, 3/1/16, LOC: Wachovia Bank, NA	1,410,000	1,410,000

Puerto Rico - 1.0%
Commonwealth Electric Power Authority VRDN,
0.95%, 7/1/22, BPA: Societe Generale	500,000	500,000
Commonwealth Infrastructure Finance Authority GO VRDN,
1.05%, 7/1/27, BPA: Bank of New York	1,600,000	1,600,000
Commonwealth Tax and Revenue Anticipation Notes,
2.50%, 7/30/03	8,000,000	8,006,426
Commonwealth TICs / TOCs Public Improvement VRDN,
0.95%, 7/1/19, BPA: Bank of New York	1,500,000	1,500,000

Tennessee - 6.3%
Coffee County IDA Revenue VRDN:
1.18%, 5/1/12, LOC: Bank of America	3,100,000	3,100,000
Knox County Health Educational & MFH Board Revenue VRDN,
1.15%, 12/1/29, LOC: First Tennessee Bank	4,500,000	4,500,000
Loudon Industrial Development Board Revenue VRDN,
1.30%, 4/1/13, LOC: Bank One, NA	$3,400,000	$3,400,000
Memphis-Shelby County IDA Revenue VRDN, 1.06%, 3/1/24,
LOC: National Bank of Commerce, TN	11,530,000	11,530,000
Nashville & Davidson County Health & Educational Facilities Board
Revenue VRDN,
1.25%, 12/1/32, LOC: Regions Bank	5,000,000	5,000,000

Principal
Municipal Obligations - Cont’d	Amount	Value

Tennessee – Cont’d
Sevier County Public Building Authority Revenue VRDN:
1.01%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured	665,000	665,000
1.01%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured	3,080,000	3,080,000
1.01%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	2,825,000	2,825,000
1.01%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured	3,200,000	3,200,000
1.01%, 6/1/18, BPA: Landesbank Hessen-Thuringen
Girozentrale,
AMBAC Insured	12,815,000	12,815,000
1.01%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	3,100,000	3,100,000
1.01%, 6/1/20, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	2,805,000	2,805,000
1.01%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale,
AMBAC Insured	5,000,000	5,000,000
1.01%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured	2,195,000	2,195,000
Shelby County Health Educational & Housing Facilities Board
Revenue VRDN:
1.03%, 5/1/16, LOC: Allied Irish Bank	2,800,000	2,800,000
1.03%, 6/1/26, LOC: Allied Irish Bank	4,900,000	4,900,000

Texas - 3.2%
Brazos River Revenue VRDN, 1.15%, 5/1/36	7,000,000	7,000,000
Dallas GO Bonds, 2.00%, 2/15/04	3,600,000	3,623,148
Harris County Tax Anticipation Notes, 1.75%, 2/27/04	10,000,000	10,051,078
State Tax & Revenue Anticipation Notes, 2.75%, 8/29/03	15,000,000	15,027,806

Utah - 2.3%
Municipal Securities Trust Certificates Revenue VRDN,
1.15%, 5/6/13,
LOC: Bear Stearns Capital Markets	23,320,000	23,320,000
Tooele City IDA Revenue VRDN,
1.10%, 10/1/22, LOC: US Bank, NA	2,100,000	2,100,000

Vermont - 1.2%
State Educational & Health Buildings Finance Agency Revenue VRDN:
1.30%, 11/1/21, LOC: Huntington National Bank	3,015,000	3,015,000
1.05%, 4/1/32, BPA: Fleet National Bank, Radian Asset
Assurance, Inc. Insured	10,700,000	10,700,000

Virginia - 0.8%
Portsmouth IDA Revenue VRDN, 1.02%, 11/1/27,
LOC: Bank of America	$200,000	$200,000
Suffolk IDA Revenue VRDN, 1.10%, 10/1/31,
LOC: Branch Bank & Trust	8,500,000	8,500,000

West Virginia - 2.2%
Harrison County IDA Revenue VRDN, 1.05%, 6/1/14,
LOC: Wachovia Bank, NA	4,140,000	4,140,000
Putnam County Solid Waste Disposal Revenue VRDN,
1.02%, 4/1/30	15,500,000	15,500,000
Weirton Municipal Hospital Building Revenue VRDN,
1.43%, 12/1/31,
(Mandatory put 12/1/03 @ 100),
LOC: PNC Bank, NA	5,000,000	4,998,894

	PRINCIPAL Amount	Value
Municipal Obligations - Cont’d

Wisconsin - 1.9%
Grafton IDA Revenue VRDN,
1.30%, 12/1/17, LOC: US Bank, NA	2,450,000	2,450,000
State GO Bonds:
3.00%, 5/1/04, MBIA Insured	5,000,000	5,077,482
5.50%, 5/1/10	5,510,000	5,712,181
State Health & Educational Facilities Authority Revenue VRDN,
1.00%, 11/1/23, LOC: US Bank, NA	7,800,000	7,800,000

Wyoming - 2.7%
State Education Funding Tax & Revenue Anticipation Notes,
1.75%, 6/29/04	30,000,000	30,284,100

Other - 7.0%
ABN Amro Chicago Corp. Lease TOPS Trust Certificates VRDN:
1.28%, 7/7/04, BPA: LaSalle Bank	1,173,909	1,173,909
0.98%, 7/4/07, BPA: ABN Amro Bank	1,900,000	1,900,000
1.13%, 3/1/10, BPA: ABN Amro Bank	13,085,000	13,085,000
0.98%, 8/1/24, BPA: ABN Amro Bank	3,000,000	3,000,000
Koch Floating Rate Trust Revenue VRDN, 1.23%, 5/3/04,
BPA: State Street Bank & Trust	14,495,222	14,495,222
Pitney Bowes Corp. Lease TOPS Trust Certificates VRDN,
(Mandatory Put 10/8/03 @ 100), 1.90%, 3/9/05,
BPA: Pitney Bowes Credit, AMBAC Insured	5,257,825	5,257,825
Roaring Fork Single Family Mortgage Program VRDN:
1.25% 5/29/03, BPA: Bank of New York	11,000,000	11,000,000
1.23% 10/1/32, BPA: Bank of New York	8,255,000	8,255,000
SunAmerica Trust Revenue VRDN,
1.24%, 7/1/41, LOC: FHLMC	20,000,000	20,000,000
Total Municipal Obligations (Cost $1,153,497,172)		1,153,497,172

Repurchase Agreements - 1.7%
State Street Bank, 0.95%, 7/1/03 (Repurchase proceeds
$19,000,501)
(Collateral: $19,574,981, US Treasury Bonds, 8.125%, 8/15/19)	19,000,000	19,000,000

Total Repurchase Agreements (Cost $19,000,000)		19,000,000

TOTAL INVESTMENTS (Cost $1,172,497,172) - 105.0%		1,172,497,172
Other assets and liabilities, net - (5.0%)		(55,408,697)
Net Assets - 100.0%		$1,117,088,475

Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

See notes to financial statements.

Limited-Term Portfolio

Schedule of Investments

June 30, 2003

Municipal Obligations - 96.8%	Principal Amount	Value
Alabama - 2.4%
Athens IDA Pollution Control Revenue VRDN, 3.90%, 6/1/05	$3,500,000	$3,500,000
Birmingham Public Educational Building Authority Revenue VRDN,
1.03%, 6/1/30	14,360,000	14,360,000
Calhoun County Economic Development Council Development
Revenue VRDN:
1.15%, 5/1/10	2,800,000	2,800,000
1.20%, 4/1/21	5,300,000	5,300,000
State MFH Revenue VRDN:
1.55%, 9/1/22	2,600,000	2,600,000
3.00%, 9/1/30	3,215,000	3,213,907
2.05%, 12/1/30	6,410,000	6,410,000

Arizona - 1.7%
Pinal County IDA Pollution Control Revenue VRDN, 0.95%, 12/1/09	6,000,000	6,000,000
Pinal County IDA Solid Waste Disposal Revenue VRDN,
1.30%, 5/1/27	1,250,000	1,250,000
Yavapai County IDA Solid Waste Disposal Revenue Bonds:
4.625%, 6/1/27	6,000,000	6,199,260
3.65%, 3/1/28	12,900,000	13,078,407
4.45%, 3/1/28	1,370,000	1,404,469

Arkansas - 0.4%
Fort Smith Sales Tax Revenue Bonds, 3.50%, 12/1/11	4,670,000	4,868,802
State MFH Revenue VRDN, 2.25%, 11/1/36	1,525,000	1,525,000

California - 12.5%
Alameda-Contra Costa Schools Financing Authority Adjustable COPs,
1.00%, 8/1/24	2,710,000	2,710,000
Alameda County IDA Revenue VRDN, 1.15%, 3/1/28	1,860,000	1,860,000
Avalon Community Improvement Agency Tax Allocation Revenue
VRDN, 1.90%, 8/1/24	1,205,000	1,205,000
Community College Financing Authority Tax & Revenue
Anticipation Notes, 3.00%, 7/31/03	3,500,000	3,506,055
Contra Costa County MFH Revenue VRDN, 1.00%, 10/20/28	1,995,000	1,995,000
Fontana Union School District Adjustable COPs, 0.95%, 4/1/35	6,000,000	6,000,000
Gardenia Financing Agency Revenue VRDN, 4.30%, 9/1/11	1,650,000	1,650,000
Housing Finance Authority Revenue VRDN, 0.95%, 2/1/33	8,475,000	8,475,000
Inland Valley Development Agency Tax Allocation VRDN,
1.15%, 3/1/27	14,300,000	14,300,000
Los Angeles County MFH Revenue VRDN, 1.00%, 6/1/10	2,800,000	2,800,000
Los Angeles Regional Airport Improvement Corp. Lease Revenue
VRDN, 1.03%, 12/1/25	11,900,000	11,900,000
Natomas Unified School District COPs, 2.50%, 2/1/28	5,000,000	5,061,200
Oakland Joint Powers Financing Authority Lease Revenue VRDN:
0.95, 8/1/21	11,100,000	11,100,000
1.10%, 8/1/21	9,200,000	9,200,000

	Principal
Municipal Obligations - Cont’d	Amount	Value

California - Cont’d
Ontario City Redevelopment Agency Revenue VRDN,
1.00%, 10/1/26	$1,600,000	$1,600,000
Riverside County Public Facilities Projects Adjustable COPs,
1.05%, 12/1/15	5,800,000	5,800,000
San Bernardino County Medical Center Financing Project
Adjustable COPs, 1.05%, 8/1/26	4,000,000	4,000,000
School Cash Reserve Program Authority Revenue Notes,
3.00%, 7/3/03	7,500,000	7,500,538
Stanislaus Waste-to-Energy Financing Agency Solid Waste Facility
Revenue VRDN, 1.00%, 1/1/10	32,000,000	32,000,000
State Center Community College District GO Bonds, 3.00%, 8/1/04	3,200,000	3,269,888
Statewide Community Development MFH Special Tax Revenue:
VRDN, 1.10%, 6/15/33	5,100,000	5,100,000
Adjustable Bonds, 6.25%, 7/1/42	4,625,000	4,624,537
State Alternative Energy Revenue VRDN, 1.60%, 11/1/16	4,400,000	4,400,000
State Department of Water Reservoir & Powersupply Revenue Bonds,
5.50%, 5/1/05	5,000,000	5,332,250
State GO VRDN:
1.20%, 5/1/04	18,000,000	18,000,000
1.23%, 2/1/11	20,000,000	20,000,000
Vallejo MFH Revenue VRDN, 1.04%, 6/1/07	9,400,000	9,400,000

Colorado - 4.2%
Denver City & County Airport Revenue Bonds:
4.00%, 11/15/04	1,200,000	1,242,072
5.25%, 11/15/04	2,180,000	2,293,404
4.00%, 11/15/05	1,300,000	1,364,935
4.00%, 11/15/06	6,610,000	7,022,795
Dove Valley Metropolitan District Arapahoe County GO Bonds:
2.875%, 5/1/20, (Mandatory Put 11/1/04 @100)	1,670,000	1,700,427
3.30%, 11/1/20, (Mandatory Put 11/1/05 @ 100)	2,000,000	2,062,080
3.30%, 11/1/25, (Mandatory Put 11/1/05 @ 100)	6,325,000	6,521,328
Eagle Ranch Metropolitan District Revenue Bonds, 2.25%, 10/15/18,
(Mandatory Put 1/8/04 @ 100)	9,365,000	9,374,249
Lakewood IDA Revenue VRDN, 1.74%, 8/1/07	1,760,000	1,760,000
Park Creek Tax Increment Revenue VRDN, 1.35%, 12/1/24	32,400,000	32,400,000
Pitkin County Industrial Development Revenue VRDN, 1.00%, 4/1/16	1,600,000	1,600,000

Connecticut - 0.5%
State Health & Educational Facilities Authority Revenue VRDN,
1.00%, 7/1/36	7,600,000	7,600,000

Delaware - 0.2%
Wilmington School Project Revenue VRDN, 1.05%, 7/1/31	3,700,000	3,700,000

	Principal
Municipal Obligations - Cont’d	Amount	Value

District of Columbia - 0.8%
COPs:
5.00%, 1/1/05	$3,000,000	$3,156,360
5.00%, 1/1/06	1,000,000	1,078,990
Housing Finance Authority Revenue VRDN:
3.00%, 12/1/04	2,500,000	2,561,625
2.80%, 1/1/05	4,140,000	4,195,559
Metropolitan Washington Airports Authority Revenue Bonds,
4.50%, 10/1/04	2,440,000	2,532,622

Florida - 2.8%
City of Gulf Breeze Revenue VRDN:
1.05%, 12/1/20	1,575,000	1,575,000
1.00%, 3/31/21	1,370,000	1,370,000
Lee County Solid Waste System Revenue Bonds, 5.00%, 10/1/04	4,965,000	5,187,978
Orange County School Board Adjustable COPs, 1.18%, 8/1/15	4,995,000	4,995,000
Palm Beach Housing Finance Authority Mallards Cove Revenue VRDN,
2.7325%, 3/1/22	4,460,000	4,460,000
Pinellas County Health Facilities Authority Revenue VRDN,
0.95%, 12/1/15	6,500,000	6,500,000
State Department of Environmental Protection Revenue Bonds,
4.00%, 7/1/04	14,285,000	14,717,407
University Athletic Association Inc., Revenue Bonds, 2.20%, 10/1/31,
(Mandatory Put Date 10/1/05 @ 100)	6,400,000	6,400,000

Georgia - 3.6%
Albany Dougherty County Hospital Revenue VRDN, 0.95%, 9/1/32	1,500,000	1,500,000
Atlanta Airport Revenue Bonds, 1.06%, 1/1/30	12,000,000	12,000,000
Atlanta Water & Sewer Revenue Bonds, 4.75%, 1/1/23	14,315,000	14,875,862
Columbus Downtown IDA Revenue Bonds, 6.50%, 7/1/29	3,900,000	3,787,329
Coweta County Development Authority Revenue VRDN,
2.05%, 11/1/25	4,370,000	4,370,000
Fulton County Development Authority Pollution Control Revenue
VRDN, 1.40%, 4/1/10	7,400,000	7,400,000
Fulton County IDA Revenue VRDN,
1.15%, 12/1/10	700,000	700,000
Fulton County Residential Care, 1.05%, 1/1/18, VRDN	3,000,000	3,000,000
Municipal Gas Authority Revenue VRDN, 1.05%, 11/1/07	1,050,000	1,050,000
Rome MFH Revenue VRDN, 1.35%, 7/1/34	7,650,000	7,650,000
Waycross and Ware County Development Authority Revenue VRDN,
2.05%, 5/1/31	1,685,000	1,685,000

Hawaii - 0.9%
Honolulu MFH Revenue VRDN, 2.00%, 6/1/20	8,300,000	8,300,000
State Department Budget and Finance VRDN, 2.05%, 12/1/21	5,488,500	5,488,500

Idaho - 1.0%
Boise City MFH Revenue Bonds, 3.25%, 5/1/36	10,175,000	10,383,893
State Housing and Finance Association Revenue VRDN, 1.10%, 7/1/32	5,700,000	5,700,000

	Principal
Municipal Obligations - Cont’d	Amount	Value

Illinois - 2.2%
Arlington Heights MFH Revenue VRDN, 2.20%, 5/1/24	$4,230,000	$4,230,000
Development Finance Authority Revenue Bonds, 3.50%, 9/1/03	4,095,000	4,112,158
Educational Facilities Authority Revenue VRDN, 1.00%, 12/1/35	11,000,000	11,000,000
GO Bonds, 5.00%, 4/1/04	5,000,000	5,149,150
Metropolitan Pier & Exposition Authority Revenue VRDN,
1.20%, 12/15/23,	2,120,000	2,120,000
State Health Facilities Authority Revenue VRDN, 1.00%, 8/15/25	3,700,000	3,700,000
State Sales Tax Revenue Bonds, 5.00%, 6/15/04	4,410,000	4,577,448

Indiana - 2.3%
Allen County Economic Development Revenue VRDN,
1.25%, 11/1/09	3,000,000	3,000,000
Indianapolis Local Public Improvement Bond Bank Revenue Bonds:
5.00%, 1/1/06	3,500,000	3,759,525
5.00%, 1/1/07	5,395,000	5,884,434
Indianapolis MFH Revenue VRDN, 1.79%, 6/1/33	1,600,000	1,600,000
Noblesville High School Building Corp. Revenue Bonds,
5.75%, 2/15/15 (Prerefunded 8/15/03 @ 102)	13,500,000	13,848,840
Portage Industrial Pollution Control Revenue VRDN, 1.25%, 5/1/18	5,150,000	5,150,000
Spencer County Industrial Pollution Control Revenue VRDN,
4.15%, 11/1/18	3,680,000	3,680,000

Iowa - 0.6%
State Finance Authority Industrial Development Revenue VRDN,
1.18%, 11/1/17	2,800,000	2,800,000
State School Cash Anticipation Program Revenue Notes,
2.25%, 1/30/04	7,000,000	7,047,263

Kansas - 1.0%
Johnson County Residual Revenue Discount Notes, 6/1/12	33,140,000	16,564,698

Kentucky - 2.2%
Asset Liability Commission General Fund Revenue Bonds,
3.50%, 11/1/03	8,860,000	8,919,008
Kentucky Association of Counties Tax & Revenue Anticipation Notes,
2.00%, 6/30/04	10,000,000	10,108,700
Maysville Industrial Building Revenue VRDN, 1.30%, 5/1/06	5,740,000	5,740,000
Russell County Bon Secours Health System Revenue Bonds,
5.85%, 11/15/05	10,000,000	11,043,200

Louisiana - 4.5%
Caddo Parish IDA Pollution Control
Revenue VRDN, 1.40%, 5/1/04	5,100,000	5,100,000
Local Government Environmental Facilities & Community
Development Authority Revenue Bonds:
6.25%, 7/1/03	16,000,000	15,999,840
6.25%, 12/15/03	5,400,000	5,399,838
Public Facilities Authority Revenue VRDN, 1.03%, 9/1/28	28,350,000	28,350,000

	Principal
Municipal Obligations - Cont’d	Amount	Value

Lousiana - Cont’d
State Correctional Facilities Corporate Lease Revenue Bonds:
4.0%, 12/15/03	$2,160,000	$2,185,056
5.0%, 12/15/04	1,460,000	1,530,722
5.0%, 15/15/05	4,340,000	4,649,051
5.0%, 15/15/06	4,675,000	5,086,587
State Housing Finance Agency Mortgage Adjustable Rate Revenue Bonds:
1.06%, 6/1/32, (Mandatory Put 1/3/04 @100)	2,279,384	2,279,384
1.63%, 12/20/34	2,940,000	2,940,000

Maryland - 1.0%
Baltimore Revenue Bonds, 3.3235%, 12/1/09	5,196,686	5,196,686
Montgomery County GO Bonds, 4.75%, 2/1/04	7,000,000	7,155,890
State Health & Higher Educational Facilities Authority Revenue VRDN:
0.95%, 1/1/29	1,055,000	1,055,000
1.00%, 4/1/31	2,995,000	2,995,000

Massachusetts - 3.6%
State GO Bonds:
5.00%, 12/1/05	32,000,000	34,656,640
VRDN, 1.25%, 11/1/11	4,995,000	4,995,000
5.50%, 11/1/11	10,000,000	11,697,100
VRDN, 1.10%, 1/1/21	6,100,000	6,100,000

Michigan - 0.5%
Wayne County Community College GO Bonds:
3.50%, 7/1/03	4,250,000	4,250,298
4.50%, 7/1/04	4,000,000	4,139,760

Minnesota - 3.6%
Housing Finance Agency Revenue Bonds, 2.15%, 7/1/36	14,470,000	14,479,695
Shakopee Health Care Facility Revenue Bonds:
6.50%, 10/1/20	2,615,000	2,620,099
6.50%, 10/1/30	3,380,000	3,380,913
State GO Bonds, 4.00%, 8/1/04	19,605,000	20,246,672
State Higher Education Facilities Authority Revenue VRDN,
1.05%, 4/1/27	3,865,000	3,865,000
St. Paul Port Authority Revenue Bonds:
3.00%, 7/1/12	5,695,000	5,654,565
3.50%, 7/1/12	5,695,000	5,706,390
VRDN, 1.54%, 6/1/19	3,035,000	3,035,000

Mississippi - 0.7%
Roaring Fork Single Family Mortgage Program VRDN, 1.25%, 12/1/33	2,875,000	2,875,000
State Development Bank Special GO VRDN:
1.54%, 6/1/20	2,815,000	2,815,000
1.54%, 10/1/20	5,600,000	5,600,000

	Principal
Municipal Obligations - Cont’d	Amount	Value

Missouri - 1.4%
Independence IDA Revenue VRDN, 1.00%, 11/1/27	$3,300,000	$3,300,000
State Development Finance Board Revenue VRDN, 1.20%, 9/1/08	100,000	100,000
St. Louis IDA Revenue VRDN, 1.25%, 1/1/21	9,300,000	9,300,000
St. Louis Mutual Finance Corp. Leasehold Revenue Bonds,
4.00%, 7/15/06	8,540,000	9,149,756

New Hampshire - 0.5%
State Health & Education Facilities Authority Revenue Notes,
4.75%, 4/30/04	7,900,000	8,005,860

New Jersey - 0.4%
State Economic Development Authority Revenue Bonds,
5.875%, 7/1/11	5,900,000	6,305,566

New Mexico - 0.5%
State GO Bonds:
5.00%, 9/1/03	1,000,000	1,006,692
5.00%, 3/1/04	3,450,000	3,542,805
5.00%, 9/1/04	3,000,000	3,138,990

New York - 8.1%
New York City GO Bonds:
5.75%, 2/1/04	5,250,000	5,385,187
5.50%, 2/15/04	3,000,000	3,081,604
6.00%, 3/15/04	2,000,000	2,065,460
5.00%, 8/1/04	4,000,000	4,154,320
5.50%, 8/1/04	5,060,000	5,282,387
5.00%, 11/1/04	3,000,000	3,139,380
5.00%, 8/1/05	9,400,000	10,000,472
5.45%, 8/1/05	10,000,000	10,730,400
VRDN, 0.95%, 8/1/19	10,900,000	10,900,000
VRDN, 0.95%, 2/1/21	8,200,000	8,200,000
VRDN, 0.95%, 8/1/21	2,200,000	2,200,000
VRDN, 0.95%, 11/1/24	5,000,000	5,000,000
New York City Municipal Water & Sewer Systems Finance Authority
Revenue VRDN:
0.90%, 6/15/18	21,300,000	21,300,000
0.90%, 6/15/33	5,300,000	5,300,000
New York City Transitional Finance Authority Revenue Bonds:
2.00%, 2/1/04	3,000,000	3,017,169
VRDN, 1.16%, 2/1/16	2,025,000	2,025,000
VRDN, 1.00%, 11/15/28	18,270,000	18,270,000
State Urban Development Corp. Correctional & Youth Facility Services
Revenue Bonds:
5.00%, 1/1/05	500,000	525,370
5.00%, 1/1/06	5,000,000	5,384,750
Triborough Bridge & Tunnel Authority Revenue Bonds,
5.125%, 1/1/22, (Prerefunded 1/1/12 @ 100)	5,000,000	5,759,800

	Principal
Municipal Obligations - Cont’d	Amount	Value

North Carolina - 0.2%
Forsyth County Capital Facilities Finance Agency
Revenue VRDN, 0.95%, 12/1/31	$3,000,000	$3,000,000

North Dakota - 0.3%
Three Affiliated Tribes of the Fort Berthold Reservation
Revenue Bonds, 5.35%, 11/1/19	4,700,000	4,688,438

Ohio - 0.6%
State Higher Educational Facility Revenue VRDN, 1.10%, 9/1/26	10,000,000	10,000,000

Oklahoma - 1.6%
State Housing Development Authority Revenue Bonds,
5.30%, 11/1/05	5,625,000	6,036,187
Tulsa MFH Revenue Notes:
6.25%, 10/1/03	6,450,000	5,967,088
6.25%, 10/15/03	14,200,000	14,193,752

Pennsylvania - 2.5%
Allegheny County IDA Revenue VRDN, 1.875%, 5/1/31	6,000,000	6,000,000
Harrisburg Authority Revenue VRDN, 1.38%, 3/1/34,	28,335,000	28,335,000
Philadelphia Redevlopment Authority Revenue Bonds, 5.10%, 12/1/03	2,000,000	2,005,440
State Higher Educational Facilities Authority Revenue Bonds,
4.00%, 11/1/32	3,500,000	3,667,580

Puerto Rico - 1.9%
Commonwealth Electric Power Authority GO Bonds:
VRDN, 0.95%, 7/1/22	2,950,000	2,950,000
6.375%, 7/1/24	2,000,000	2,148,080
Commonwealth GO Bonds, 5.00%, 7/1/18	10,000,000	10,959,200
Commonwealth Housing Finance Corp. Revenue VRDN,
1.15%, 2/7/10	6,000,000	6,000,000
Commonwealth TICs/TOCs Public Improvement VRDN, 0.95%, 7/1/19	8,400,000	8,400,000

Rhode Island - 1.3%
GO Bonds, 5.00%, 12/1/03	4,000,000	4,067,600
State Health & Educational Building Corp. Revenue VRDN,
1.00%, 10/1/31	6,000,000	6,000,000
State Housing & Mortgage Financing Corp. Revenue Bonds,
3.375%, 11/1/05	10,000,000	10,342,500

South Carolina - 2.2%
Dorchester County IDA Revenue VRDN, 1.284%, 10/1/24	5,100,000	5,100,000
Greenwood County Hospital Revenue VRDN, 1.00%, 10/1/23	4,700,000	4,700,000
State Jobs-Economic Development Authority Health Revenue Bonds:
6.50%, 10/1/04	6,750,000	6,704,505
VRDN, 1.15%, 7/1/12	3,400,000	3,400,000
State MFH Revenue Notes, 6.25%, 3/1/04	16,300,000	16,297,229

	Principal
Municipal Obligations - Cont’d	Amount	Value
Tennessee - 0.9%
Sevier County Public Building Authority Revenue VRDN:
1.01%, 6/1/10	$2,120,000	$2,120,000
1.01%, 6/1/17	3,550,000	3,550,000
1.01%, 6/1/18	2,130,000	2,130,000
1.01%, 6/1/19	3,700,000	3,700,000
0.96%, 6/1/20	625,000	625,000
1.01%, 6/1/20	220,000	220,000
1.01%, 6/1/30	1,390,000	1,390,000

Texas - 5.5%
Dallas GO Bonds:
3.25%, 2/15/05	14,870,000	15,344,353
4.00%, 2/15/06	5,700,000	6,063,831
4.00%, 2/15/07	4,515,000	4,847,981
Dallas Waterworks & Sewer System Revenue Bonds, 4.00%, 10/1/04	5,500,000	5,703,445
El Paso County Housing Finance Corp. MFH Revenue Bonds,
6.25%, 8/1/32	10,000,000	10,001,400
Harris County GO VRDN, 1.10%, 8/1/15, VRDN	5,800,000	5,800,000
Red River Educational Finance Revenue Bonds, 3.40%, 12/1/31	2,500,000	2,539,487
Tarrant County Health Facilities Development Authority Corp.
Revenue Bonds, 6.25%, 4/1/32	12,935,000	12,935,905
Tarrant County Housing Finance Corp. Revenue Bonds:
6.25%, 7/1/03	7,450,000	7,449,925
6.25%, 9/1/03	13,100,000	13,098,690
6.25%, 6/1/04	6,000,000	6,000,000

Utah - 0.5%
Municipal Securities Trust Certificates Revenue VRDN,
1.15%, 5/6/13^	7,000,000	7,000,000
Tooele City Industrial Development Revenue VRDN,
1.00%, 10/1/22	1,175,000	1,175,000

Vermont - 2.4%
State Education & Health Buildings Financing Agency Revenue VRDN:
1.30%, 11/1/21	4,200,000	4,200,000
1.00%, 10/1/30	3,930,000	3,930,000
1.05%, 4/1/32	1,050,000	1,050,000
1.10%, 1/1/33	1,970,000	1,970,000
State IDA Revenue VRDN, 1.50%, 12/1/04	1,650,000	1,650,000
State Industrial Redevelopment Revenue VRDN, 1.50%, 12/1/04	130,000	130,000
State Student Assistance Corp. Education Loan Revenue Bonds:
1.35%, 12/15/03	4,370,000	4,370,000
1.80%, 12/15/03	21,515,000	21,515,000

	Principal
Municipal Obligations - Cont’d	Amount	Value

Virginia - 3.2%
Chesapeake IDA Revenue Bonds, 5.25%, 2/1/08	$3,000,000	$3,143,100
Chesterfield County IDA Bon Secours Revenue Bonds,
5.70%, 11/15/30	6,000,000	6,097,500
Henrico County Economic Development Authority Revenue Bonds,
5.75%, 11/15/30	7,000,000	7,448,350
Louisa IDA Solid Waste Disposal Revenue Bonds:
1.85%, 4/1/22	2,200,000	2,212,166
1.85%, 9/1/30	7,800,000	7,843,134
3.40%, 3/01/31	13,000,000	13,197,860
Portsmouth IDA Revenue VRDN, 1.02%, 11/1/27	3,050,000	3,050,000
State Housing Development Authority Revenue Bonds:
3.375%, 7/1/04	2,885,000	2,932,833
3.75%, 1/1/05	6,160,000	6,328,045

Washington - 2.1%
Munimae Trusts:
4.60%, 1/13/11	7,045,000	7,455,442
4.60%, 12/16/16	7,805,000	8,262,295
Portland GO Bonds:
5.00%, 9/1/04	2,000,000	2,083,740
5.25%, 9/1/05	1,485,000	1,592,395
Snohomish County School District GO Bonds:
5.00%, 6/1/04	1,380,000	1,418,778
5.00%, 6/1/05	2,310,000	2,445,782
State GO Bonds, 4.50%, 1/1/04	7,070,000	7,195,210
State Public Power Supply System Revenue Bonds:
4.80%, 7/1/04	2,175,000	2,257,258
5.50%, 7/1/04	2,000,000	2,089,580

West Virginia - 1.9%
Commercial Economic Development Authority Revenue Bonds,
8.00%, 4/1/25	23,000,000	22,045,270
Weirton Municipal Hospital Building Revenue Bonds, 1.43%, 12/1/31	9,500,000	9,510,260

Wisconsin - 0.3%
State GO Bonds, 7.75%, 11/1/04	5,000,000	5,436,550

Wyoming - 1.9%
Gillette Pollution Control Revenue VRDN, 2.05, 1/1/18	31,200,000	31,200,000

	Principal
Municipal Obligations - Cont’d	Amount	Value

Other - 3.4%
ABN AMRO Chicago Corp. LeaseTOPS Trust Certificates
VRDN, 1.28%, 7/7/04^	$18,129,297	$18,129,297
ABN AMRO MuniTops Certificate Trust VRDN, 1.13%, 3/1/10	4,500,000	4,500,000
Charter Mac Equity Issuer Trust MFH Revenue Bonds,
3.25%, 3/15/07^	15,000,000	15,053,851
Class B Certificate Service Trust Revenue VRDN, 1.49%, 7/1/41	5,000,000	5,000,000
IBM Tax Exempt Grantor Trust VRDN, 1.18%, 2/15/06	4,631,560	4,631,560
Koch Floating Rate Trust Revenue VRDN, 1.23%, 5/3/04	1,948,554	1,948,554
Pitney Bowes Credit Corporation LeaseTOPS Trust Certificate
VRDN, 2.15%, 7/19/06	5,741,173	5,741,345

Repurchase Agreements - 1.4%
State Street Bank, 0.95%, dated 6/30/03, due 7/1/03
(Repurchase proceeds $22,500,594)
(Collateral: $23,733,050, US Treasury Bonds, 8.125%, 8/15/19)	22,500,000	22,500,000

TOTAL INVESTMENTS (Cost $1,582,488,392) - 98.2%		1,590,430,077
Other assets and liabilities, net - 1.8%		29,625,209
Net Assets - 100%		$1,620,055,286

Security exempt from regisrtation under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.
Long-Term Portfolio
Schedule of Investments
June 30, 2003

	Principal
Municipal Obligations - 100.3%	Amount	Value
Alaska - 2.7%
State International Airports Revenue Bonds, 5.125%, 10/1/12	$1,885,000	$2,058,213

Arizona - 6.5%
Maricopa County School District 69 GO Bonds, 6.25%, 7/1/14	2,000,000	2,515,380
Phoenix Civic Improvement Corp. Revenue Bonds, 5.75%, 7/1/14	2,190,000	2,522,048

Arkansas - 1.4%
Pulaski County Hospital Revenue Bonds, 5.25%, 3/1/13	1,000,000	1,057,490

California - 10.2%
GO Bonds:
5.00%, 2/1/23	1,000,000	1,001,530
4.75%, 2/1/24	1,000,000	970,550
Lancaster Financing Authority Tax Allocation Revenue Bonds,
4.75%, 2/1/23	3,615,000	3,732,018
Paramount Redevelopment Agency Tax Allocation Revenue Bonds,
5.00%, 8/1/18	1,000,000	1,080,570
San Diego GO Bonds, 5.00%, 5/1/28	1,000,000	1,047,430

Connecticut - 1.0%
State Health & Educational Facilities Authority Revenue VRDN,
1.00%, 7/1/36	800,000	800,000

Florida - 9.5%
Dade County Aviation Revenue Bonds, 5.00%, 10/1/33	3,000,000	3,023,730
Dade County GO Bonds, 7.75%, 10/1/18	2,000,000	2,848,560
Dade County IDA Revenue Bonds, 8.00%, 6/1/22	1,440,000	1,473,768

Illinois - 8.1%
GO Bonds, 5.25%, 6/1/19	1,000,000	1,076,280
Metropolitan Pier & Exposition Authority Dedicated State Tax
Revenue Bonds, 5.75%, 6/15/41	500,000	561,995
Ohare International Airport Revenue Bonds, 5.50%, 1/1/15	2,000,000	2,198,100
Schaumburg Park District GO Bonds, 5.50%, 12/1/15	1,000,000	1,139,340
Student Assistance Community Student Loan Revenue Bonds,
5.10%, 9/1/08	1,135,000	1,235,879

Indiana - 1.8%
Hamilton Heights Independent School Corp. Revenue Bonds,
5.25%, 7/15/13	1,195,000	1,368,586

	Principal
Municipal Obligations - Cont’d	Amount	Value

Louisiana - 3.3%
Local Government Environmental Facilities Revenue Bonds,
6.30%, 7/1/30	$1,000,000	$1,253,360
State Public Facility Authority MFH Revenue Bonds, 7.00%, 6/1/24	1,545,000	1,251,033

Maryland - 4.7%
Cambridge Economic Development Revenue Bonds, 8.50%, 4/1/14	2,100,000	2,169,258
Cecil County Health Department COPs,
7.875%, 7/1/14	1,018,000	1,036,650
State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 ø	500,000	384,280

Massachusetts - 2.3%
Water Resource Authority Revenue Bonds, 5.50%, 8/1/15	1,500,000	1,774,020

Michigan - 2.9%
Wayne Charter County Airport Refunding Bonds, 5.50%, 12/1/15	2,000,000	2,223,500

Mississippi - 1.5%
State Development Bank SO Revenue Bonds,
5.00%, 6/1/17	1,045,000	1,136,082

Missouri - 0.6%
Independence IDA Revenue VRDN, 1.00%, 11/1/27	500,000	500,000

New York - 4.9%
New York City Transitional Finance Authority Revenue Bonds,
5.50%, 11/1/29 (Prerefunded 5/1/10 @ 101)	2,145,000	2,536,870
State Thruway Authority Service Contract Revenue Bonds,
5.50%, 4/1/14	1,100,000	1,265,462

North Carolina - 1.4%
Eastern Municipal Power Agency Revenue Bonds, 4.50%, 1/1/24	1,040,000	1,074,757

Puerto Rico - 8.3%
Commonwealth GO Bonds, 5.25%, 7/1/18	3,500,000	4,058,845
Public Buildings Authority Revenue Bonds, 5.50%, 7/1/15	1,935,000	2,307,429

Rhode Island - 0.8%
Port Authority & Economic Development Corp. Airport Revenue
Bonds, 7.00%, 7/1/14	500,000	630,415

South Carolina - 1.5%
Charleston County Resource Recovery Revenue Bonds, 5.10%, 1/1/08	1,025,000	1,131,385

Tennessee - 3.2%
Williamson County GO Bonds, 5.00%, 4/1/19	2,275,000	2,444,965

	Principal
Municipal Obligations - Cont’d	Amount	Value

Texas - 11.0%
Austin Water & Wastewater System Revenue Bonds, 5.50%, 11/15/14	$1,000,000	$1,184,240
Brownsville GO Bonds, 5.50%, 2/15/18	1,000,000	1,113,080
Edcouch Elsa Independent School District GO Bonds, 5.50%, 2/15/30	250,000	267,887
Lower Colorado River Authority Revenue Bonds, 5.875%, 5/15/15	1,000,000	1,163,870
Lubbock GO Bonds, 4.50%, 2/15/16	1,240,000	1,274,050
North Forest Independent School District GO Bonds, 6.25%, 8/15/16	1,045,000	1,142,530
Tarrant County Health Facilities Development Corp. Revenue Bonds,
5.75%, 2/15/15	2,000,000	2,355,400

Utah - 3.7%
State Building Ownership Authority Lease Revenue Bonds,
5.00%, 5/15/20	1,620,000	1,707,107
State Housing Finance Agency Revenue Bonds, 5.35%, 7/1/20	1,090,000	1,135,616

Virgin Island - 1.5%
Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,157,040

Virginia - 2.3%
Chesterfield County IDA Pollution Control Revenue Bonds,
5.875%, 6/1/17	1,700,000	1,813,050

West Virginia - 1.2%
State Economic Development Authority Commercial Revenue Bonds,
8.00%, 4/1/25	1,000,000	958,490

Wisconsin - 4.0%
Middleton-Cross Plains Area School District GO Bonds,
5.25%, 4/1/18	1,655,000	1,812,026
Monroe School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,237,773

TOTAL INVESTMENTS (Cost $73,607,609) - 100.3%		77,211,937
Other assets and liabilities, net - (0.3)%		(216,011)
Net Assets - 100%		$76,995,926

ø Future interest payments have been deferred until July 1, 2004.

See notes to financial statements.

Explanation of Guarantees:

BPA: Bond-Purchase Agreement
LOC: Letter of Credit

CA: Collateral Agreement	SURBD: Surety Bond
C/LOC: Collateralized LOC	SWAP: Swap Agreement
GIC: Guaranteed Investment Contract

Abbreviations:

COPs: Certificates of Participation	IDA: Industrial Development Authority
FGIC: Federal Guaranty Insurance Company	LO: Limited Obligation
FHLB: Federal Home Loan Bank	MBIA: Municipal Bond Insurance Association
FHLMC: Federal Home Loan Mortgage Corp.	MFH: Multi-Family Housing
FNMA: Federal National Mortgage Association	SLMA: Student Loan Marketing Association
FSA: Financial Security Advisor	SO: Special Obligation
GO: General Obligation	VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statements of Assets And Liabilities

June 30, 2003

	Money Market	Limited-Term	Long-Term
Assets	Portfolio	Portfolio	Portfolio
Investments in securities, at value (Cost $1,582,488,392
and $73,607,609 for the Limited-Term and Long-Term
Portfolios, respectively) - See accompanying schedules	$1,172,497,172	$1,590,430,077	$77,211,937
Cash	5,723,292	2,291,549	7,071
Receivable for securities sold	2,342,946	24,392,158	3,529,332
Receivable for shares sold	15,666,362	15,438,271	11,009
Interest receivable	3,598,312	12,248,591	1,086,223
Other assets	79,477	34,549	9,775
Total assets	1,199,907,561	1,664,871,195	81,855,347

Liabilities
Payable to bank	—	6,390,687	—
Payable for securities purchased	75,347,238	13,980,132	4,358,173
Payable for shares redeemed	6,591,872	3,574,304	431,992
Payable to Calvert Asset Management Company, Inc.	320,710	727,230	46,666
Payable to Calvert Administrative Services Company	225,431	5,040	—
Payable to Calvert Shareholder Services, Inc.	59,656	6,721	363
Payable to Calvert Distributors, Inc.	—	—	5,771
Accrued expenses and other liabilities	274,179	131,795	16,456
Total liabilities	82,819,086	24,815,909	4,859,421
Net Assets	$1,117,088,475	$1,620,055,286	$76,995,926

net assets consist of:
Paid-in capital applicable to the following shares of
beneficial interest, unlimited number of no par value
shares authorized:
Money Market Portfolio:
Class O: 1,019,272,592 shares outstanding	$1,019,160,244
Institutional Class: 97,930,099 shares outstanding	97,927,276
Limited-Term Portfolio:
150,528,391 shares outstanding		$1,611,502,282
Long-Term Portfolio:
4,435,301 shares outstanding			$72,264,547
Undistributed (distributions in excesss of)
net investment income	34,455	224,631	(2,602)
Accumulated net realized gain (loss) on investments	(33,500)	386,688	1,129,653
Net unrealized appreciation (depreciation)
on investments	—	7,941,685	3,604,328
Net Assets	$1,117,088,475	$1,620,055,286	$76,995,926

net asset value per share
Money Market Portfolio:
Class O: (based on net assets of $1,019,225,585)	$1.00
Institutional Class: (based on net assets of $97,862,890)	$1.00
Limited-Term Portfolio		$10.76
Long-Term Portfolio			$17.36

See notes to financial statements.

Statements of Operations

Six Months Ended June 30, 2003

	Money Market	Limited-Term	Long-Term
Net Investment Income	Portfolio	Portfolio	Portfolio
Investment Income:
Interest income	$7,890,965	$19,267,597	$1,844,894

Expenses:
Investment advisory fee	1,306,122	3,670,374	225,974
Transfer agency fees and expenses	678,262	320,884	18,127
Distribution Plan expenses:
Class A	—	—	33,896
Trustees’ fees and expenses	35,778	49,212	2,386
Administrative fees:
Class O	1,375,902	—	—
Class A	—	29,546	1,522
Institutional Class	46,802	—	—
Accounting fees	43,960	3,750	9,089
Custodian fees	43,242	44,507	10,329
Insurance	158,237	11,963	366
Registration fees	19,261	29,489	9,209
Reports to shareholders	143,588	43,092	5,569
Professional fees	7,220	7,246	5,953
Miscellaneous	49,246	7,531	928
Total expenses	3,907,620	4,217,593	323,348
Reimbursement from Advisor Class T	(70)	—	—
Fees waived:
Class A	—	—	(1,526)
Class T	—	—	—
Fees paid indirectly	(2,559)	(14,827)	(1,177)
Net expenses	3,904,991	4,202,766	320,645

Net Investment Income	3,985,974	15,064,831	1,524,249

Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on investments	39,561	386,688	1,195,830
Change in unrealized appreciation or (depreciation)	—	2,142,057	302,358

Net Realized and Unrealized
Gain (Loss) on Investments	39,561	2,528,745	1,498,188

Increase (Decrease) in Net Assets
Resulting from Operations	$4,025,535	$17,593,576	$3,022,437

See notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2003	2002
Operations:
Net investment income	$3,985,974	$12,885,506
Net realized gain (loss)	39,561	(74,575)

Increase (Decrease) in Net Assets
Resulting from Operations	4,025,535	12,810,931

Distributions to shareholders from:
Net investment income:
Class O shares	(3,167,015)	(10,533,713)
Institutional Class shares	(873,723)	(2,053,152)
Class T shares	(6)	(207,902)
Total distributions	(4,040,744)	(12,794,767)

Capital share transactions:
Shares sold:
Class O shares	416,238,178	1,081,553,359
Institutional Class shares	734,816,577	1,442,858,631
Class T shares	27,376	26,355,132
Reinvestment of distributions:
Class O shares	3,142,594	10,403,800
Institutional Class shares	362,674	870,911
Class T shares	5	209,239
Shares redeemed:
Class O shares	(485,967,934)	(1,260,454,908)
Institutional Class shares	(810,755,802)	(1,428,652,309)
Class T shares	(34,022)	(75,372,410)
Total capital share transactions	(142,170,354)	(202,228,555)

Total Increase (Decrease) in Net Assets	(142,185,563)	(202,212,391)

Net Assets
Beginning of period	1,259,274,038	1,461,486,429
End of period (including undistributed net investment
income of $34,455 and $89,225, respectively)	$1,117,088,475	$1,259,274,038

See notes to financial statements.

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Capital Share Activity
Shares sold:
Class O shares	416,238,178	1,081,553,359
Institutional Class shares	734,816,577	1,442,858,631
Class T shares	27,376	26,355,132

Reinvestment of distributions:
Class O shares	3,142,594	10,403,800
Institutional Class shares	362,674	870,911
Class T shares	5	209,239
Shares redeemed:
Class O shares	(485,967,934)	(1,260,454,908)
Institutional Class shares	(810,755,802)	(1,428,652,309)
Class T shares	(34,022)	(75,372,410)
Total capital share activity	(142,170,354)	(202,228,555)

See notes to financial statements.

Limited-Term Portfolio

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Operations:
Net investment income	$15,064,831	$27,753,731
Net realized gain (loss)	386,688	232,582
Change in unrealized appreciation or (depreciation)	2,142,057	5,299,390

Increase (Decrease) in Net Assets
Resulting from Operations	17,593,576	33,285,703

Distributions to shareholders from:
Net investment income	(14,929,241)	(27,749,776)
Net realized gain	—	(98,078)
Total distributions	(14,929,241)	(27,847,854)

Capital share transactions:
Shares sold	622,657,033	1,138,678,726
Reinvestment of distributions:	10,445,009	20,080,185
Shares redeemed	(364,145,083)	(486,241,447)
Total capital share transactions	268,956,959	672,517,464

Total Increase (Decrease) in Net Assets	271,621,294	677,955,313

Net Assets
Beginning of period	1,348,433,992	670,478,679
End of period (including undistributed net investment
income of $224,631 and $89,041, respectively)	$1,620,055,286	$1,348,433,992

Capital Share Activity
Shares sold	57,858,261	106,275,323
Reinvestment of distributions	971,488	1,875,668
Shares redeemed	(33,842,139)	(45,355,752)
Total capital share activity	24,987,610	62,795,239

See notes to financial statements.

Long-Term Portfolio

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003	Year Ended December 31,2002
Operations:
Net investment income	$1,524,249	$2,897,458
Net realized gain (loss)	1,195,830	657,316
Change in unrealized appreciation or (depreciation)	302,358	3,402,319

Increase (Decrease) in Net Assets
Resulting from Operations	3,022,437	6,957,093

Distributions to shareholders from:
Net investment income	(1,539,595)	(2,950,384)
Net realized gain	—	(721,969)
Total distributions	(1,539,595)	(3,672,353)

Capital share transactions:
Shares sold	11,923,616	25,665,676
Reinvestment of distributions	1,240,586	3,082,673
Shares redeemed	(11,882,102)	(21,130,911)
Total capital share transactions	1,282,100	7,617,438

Total Increase (Decrease) in Net Assets	2,764,942	10,902,178

Net Assets
Beginning of period	74,230,984	63,328,806
End of period (including (distributions in excess of) and
undistributed net investment income of ($2,602) and
$12,744, respectively)	$76,995,926	$74,230,984

Capital Share Activity
Shares sold	696,510	1,528,578
Reinvestment of distributions	72,578	184,620
Shares redeemed	(692,955)	(1,262,239)
Total capital share activity	76,133	450,959

See notes to financial statements.

Notes To Financial Statements

Note A — Significant Accounting Policies

General:  Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of five separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. Money Market and Limited-Term are registered as diversified portfolios and Long-Term as a non-diversified portfolio. The operations of each portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. Class T shares ceased operations on May 23, 2003 and were sold to investors with brokerage accounts at The Advisors Group, Inc. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% and 3.75%, respectively.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements:  The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Note B — Related Party Transactions

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, “Ameritas Acacia”). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

	First	Next	Over
	$500 Million	$500 Million	$1 Billion
Money Market	.25%	.20%	.15%
Limited-Term	.60%	.50%	.40%
Long-Term	.60%	.50%	.40%

The Advisors Group, Inc. (“TAG”), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offered Class T shares as a sweep account for its brokerage customers.

Calvert Administrative Services Company (“CASC”), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee.  Class O and Institutional Class of Money Market pay annual rates of .26% and .05%, respectively, based on their average daily net assets. The remaining portfolios of the Fund pay monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan adopted by Class A of Long-Term allows the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .35% on Long-Term.

The Distributor received $48,488 and $18,115 as its portion of commissions charged on sales of Limited-Term and Long-Term, respectively during the six months ended June 30, 2003.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $542,333, $50,501, and $3,149 for the six months ended June 30, 2003 for Money Market, Limited-Term and Long-Term, respectively. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C — Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were:

	Limited-Term	Long-term
Purchases	$252,812,191	$47,890,355
Sales	113,824,073	44,578,699

Money Market held only short-term investments.

The following table presents the cost of investments for federal income tax purposes, the components of net unrealized appreciation (depreciation) as of June 30, 2003 and the net capital loss carryforwards with expiration dates as of December 31, 2002.

	Money Market	Limited-Term	Long-Term
Federal income tax cost	$1,172,497,172	$1,582,486,447	73,597,723
Unrealized appreciation	—	9,593,932	4,189,752
Unrealized (depreciation)	—	(1,650,302)	(575,538)
Net appreciation	—	$7,943,630	$3,614,214
	$73,061	—	—
Capital loss carryforwards
Expiration dates	12/31/10	N/A	N/A

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

The Portfolios may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 under the Investment Company Act of 1940. For the six months ended June 30, 2003, purchases and sales transactions were:

	Money Market	Limited-Term	Long-Term
Purchases	$93,628,691	$234,750,000	$7,900,000
Sales	208,650,000	79,198,691	8,850,000

Note D — Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund’s Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company (“the Bank”). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Limed-Term Portfolio had $6,390,687 in outstanding borrowings at an interest rate of 1.875% at June 30, 2003. For the six months ended June 30, 2003, borrowings by the Portfolios under the agreement were as follows:

		Weighted		Month of
	Average	Average	Maximum	Maximum
	Daily	Interest	Amount	Amount
Portfolio	Balance	Rate	Borrowed	Borrowed
Money Market	$805,095	1.80%	$7,450,153	May 2003
Limited-Term	250,575	1.83%	6,390,687	June 2003
Long-Term	63,424	1.83%	1,904,665	May 2003

  Money Market Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class 0 Shares	2003	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.003	.009	.024
Distributions from
Net investment income	(.003)	(.009)	(.024)
Net realized gain	—	—	**
Total distributions	(.003)	(.009)	(.024)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.30%	.89%	2.47%
Ratios to average net assets:
Net investment income	.59% (a)	.90%	2.41%
Total expenses	.68% (a)	.68%	.63%
Expenses before offsets	.68% (a)	.68%	.63%
Net expenses	.68% (a)	.67%	.61%
Net assets, ending (in thousands)	$1,019,226	$1,085,825	$1,254,312

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2000	1999	1998
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.039	.030	.032
Distributions from
Net investment income	(.039)	(.030)	(.032)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	3.95%	3.04%	3.22%
Ratios to average net assets:
Net investment income	3.87%	2.97%	3.17%
Total expenses	.65%	.65%	.65%
Expenses before offsets	.65%	.65%	.65%
Net expenses	.63%	.64%	.64%
Net assets, ending (in thousands)	$1,253,987	$1,277,935	$1,355,322

Money Market Portfolio

Financial Highlights

		Periods Ended
	June 30, 2003	December 31, 2002	December 31, 2001
Institutional Class/MMP
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.005	.012	.028
Distributions from
Net investment income	(.005)	(.012)	(.028)
Net realized gain	—	—	**
Total distributions	(.005)	(.012)	(.028)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.46%	1.24%	2.82%
Ratios to average net assets:
Net investment income	.92% (a)	1.24%	2.82%
Total expenses	.35% (a)	.34%	.30%
Expenses before offsets	.35% (a)	.34%	.30%
Net expenses	.34% (a)	.34%	.28%
Net assets, ending (in thousands)	$97,863	$173,443	$158,362

		Years Ended
	December 31,	December 31,	December 31,
Institutional Class/MMP	2000	1999	1998
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.042	.033	.035
Distributions from
Net investment income	(.042)	(.033)	(.035)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	4.30%	3.39%	3.58%
Ratios to average net assets:
Net investment income	4.26%	3.36%	3.54%
Total expenses	.31%	.31%	.30%
Expenses before offsets	.31%	.31%	.30%
Net expenses	.29%	.29%	.29%
Net assets, ending (in thousands)	$300,393	$237,544	$246,967

Money Market Portfolio

Financial Highlights

		Periods Ended
	May 23,	December 31,	December 31,
Class T Shares	2003#	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.001	.007	.022
Distributions from
Net investment income	(.001)	(.007)	(.022)
Net realized gain	—	—	**
Total distributions	(.001)	(.007)	(.022)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.10%	.66%	2.25%
Ratios to average net assets:
Net investment income	0.22% (a)	.68%	2.21%
Total expenses	3.83% (a)	.90%	.85%
Expenses before offsets	1.05% (a)	.90%	.85%
Net expenses	1.05% (a)	.89%	.83%
Net assets, ending (in thousands)	$0	$7	$48,813

		Periods Ended
		December 31,	December 31,
Class T Shares		2000	1999^^
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.037	.025
Distributions from
Net investment income		(.037)	(.025)
Net asset value, ending		$1.00	$1.00

Total return*		3.73%	2.50%
Ratios to average net assets:
Net investment income		3.67%	2.90%(a)
Total expenses		.86%	.85%(a)
Expenses before offsets		.86%	.85%(a)
Net expenses		.85%	.84%(a)
Net assets, ending (in thousands)		$42,313	$37,053

Limited-Term Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2003	2002	2001
Net asset value, beginning	$10.74	$10.69	$10.66
Income from investment operations
Net investment income	.11	.28	.44
Net realized and unrealized gain (loss)	.02	.05	.03
Total from investment operations	.13	.33	.47
Distributions from
Net investment income	(.11)	(.28)	(.44)
Net realized gain	—	**	—
Total distributions	(.11)	(.28)	(.44)
Total increase (decrease) in net asset value	.02	.05	.03
Net asset value, ending	$17.76	$10.74	$10.69

Total return*	1.19%	3.11%	4.46%
Ratios to average net assets:
Net investment income	2.06% (a)	2.57%	4.09%
Total expenses	.58% (a)	.62%	.70%
Expenses before offsets	.58% (a)	.62%	.70%
Net expenses	.57% (a)	.62%	.69%
Portfolio turnover	16%	47%	63%
Net assets, ending (in thousands)	$1,620,055	$1,348,434	$670,479

		Years Ended
	December 31,	December 31,	December 31,
	2000	1999	1998

Net asset value, beginning	$10.64	$10.71	$10.70
Income from investment operations
Net investment income	.45	.37	.40
Net realized and unrealized gain (loss)	.02	(.07)	.01
Total from investment operations	.47	.30	.41
Distributions from
Net investment income	(.45)	(.37)	(.40)
Total increase (decrease) in net asset value	.02	(.07)	.01
Net asset value, ending	$10.66	$10.64	$10.71

Total return*	4.53%	2.86%	3.87%
Ratios to average net assets:
Net investment income	4.22%	3.47%	3.70%
Total expenses	.72%	.71%	.71%
Expenses before offsets	.72%	.71%	.71%
Net expenses	.70%	.70%	.70%
Portfolio turnover	82%	78%	45%
Net assets, ending (in thousands)	$463,465	$523,743	$547,212

Long-Term Portfolio

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2003	2002	2001
Net asset value, beginning	$17.03	$16.20	$16.46
Income from investment operations
Net investment income	.34	.70	.73
Net realized and unrealized gain (loss)	.34	1.02	(.13)
Total from investment operations	.68	1.72	.60
Distributions from
Net investment income	(.35)	(.72)	(.73)
Net realized gains	—	(.17)	(.13)
Total distributions	(.35)	(.89)	(.86)
Total increase (decrease) in net asset value	.33	.83	(.26)
Net asset value, ending	$17.36	$17.03	$16.20

Total return*	4.02%	10.84%	3.68%
Ratios to average net assets:
Net investment income	4.05%	4.22%	4.47%
Total expenses	.86%	.87%	.87%
Expenses before offsets	.85%	.86%	.87%
Net expenses	.85%	.85%	.85%
Portfolio turnover	61%	113%	85%
Net assets, ending (in thousands)	$76,996	$74,231	$63,329

		Years Ended
	December 31,	December 31,	December 31,
	2000	1999	1998
Net asset value, beginning	$15.30	$16.81	$17.28
Income from investment operations
Net investment income	.77	.70	.78
Net realized and unrealized gain (loss)	1.15	(1.44)	.06
Total from investments	1.92	(.74)	.84
Distributions from
Net investment income	(.76)	(.70)	(.80)
Net realized gains	—	(.07)	(.51)
Total distributions	(.76)	(.77)	(1.31)
Total increase (decrease) in net asset value	1.16	(1.51)	(.47)
Net asset value, ending	$16.46	$15.30	$16.81

Total return*	12.93%	(4.52%)	5.01%
Ratios to average net assets:
Net investment income	4.89%	4.35%	4.58%
Total expenses	.90%	.88%	.87%
Expenses before offsets	.90%	.88%	.87%
Net expenses	.85%	.84%	.84%
Portfolio turnover	85%	80%	72%
Net assets, ending (in thousands)	$52,517	$51,146	$57,677

*          Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

**        Distribution was less than .001 per share.

^^ From March 1, 1999 inception.

#          Class T ceased operations on May 23, 2003.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund.  Investment income typically includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund typically include the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund’s expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods.  Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund’s cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

Calvert

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Calvert’s

Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

CTFR California Money Market Portfolio

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CSIF Money Market Portfolio

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Calvert Tax-Free Reserves California Money Market Portfolio

Calvert

Investments that make a difference®

June 30, 2003

Semi-Annual Report (Unaudited)

Calvert Tax-Free Reserves

California Money Market

Portfolio

Calvert Tax

free reserves California

Money Market Portfolio

President’s Letter                     2

Portfolio Manager Remarks      3

Statement of Net Assets           5

Statement of Operations           9

Statements of Changes

in Net Assets                            10

Notes to

Financial Statements                 11

Financial Highlights                   14

Explanation of Financial Tables 15

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Dear Shareholders:

The first half of 2003 has seen strong performance in nearly all asset classes, with, among other things, the markets reacting to reduced political tensions. While the outlook remains somewhat uncertain, we see encouraging signs in improved consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Record-low mortgage rates have kept the housing market strong.

A cloud on the horizon is the threat of deflation, the possibility that prices will enter a sustained decline. However, we take some assurance from the Federal Reserve’s vigilant eye on this possibility.

We believe that the near-elimination of inflation risk is a positive backdrop for fixed income investors.  However, there is some interest rate risk in the intermediate and longer maturies if those market rates should begin to rise, as they have in recent weeks. As always, we recommend that most individuals maintain a diversified portfolio across asset classes, including both stocks and fixed income, and within the fixed income allocation, further diversification across maturity ranges. Over time, diversification is a good way to achieve consistent, lower-risk returns, in good markets and bad.

We advise all our shareholders to work closely with their financial advisors to develop a long-term strategy that can meet their goals, not just in the current market environment, but over the whole time they expect to be investing. The key to successful investing is not in trying to predict interest rate movements or asset class returns, but rather saving regularly, diversifying adequately, and maintaining an appropriate strategy for the long-term. Please contact us, or your financial professional, if you have any questions or concerns about your investments or market conditions. We are always happy to work with you.

Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek

President and CEO

July 2003

Tom Dailey is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves California Money Market Portfolio seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Fund

Information

asset allocation

California tax-exempt

money market

NASDAQ symbol

CTCXX

CUSIP number

131620-50-2

Calvert Tax-Free Reserves California Money Market Portfolio

Performance

For the six-month period ending June 30, 2003, the Portfolio’s total return was 0.25%, compared to the 0.31% return for the average tax-exempt California money market fund tracked by Lipper Analytical Services, Inc.

Investment Climate

The US economy stumbled through the first half of 2003. In the first quarter, the buildup to war with Iraq dampened already weak activity and the economy grew only 1.4%. Over the first half of the year, the unemployment rate increased 0.4 percentage point and reached a new cycle high of 6.4% in June. While the underpinnings of the economy are improving, economic growth appears sluggish, remaining below potential. A stalled job market, weak business and consumer spending, and a still-struggling manufacturing sector are all contributing to sub-trend growth.

Portfolio Strategy

Since interest rates continued to decline during the first half of 2003, and Fed Chairman Greenspan made it clear he will strive to keep short term interest rates low in the near-term, we extended the average maturity of the Portfolio in order to guard against the possibility of the Fed funds rate declining further. We also continued to buy high-grade, liquid, municipal notes, which should be readily marketable in the event interest rates rise.

Outlook

Although the economic outlook remains cloudy, encouraging signs include improvement in consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Low mortgage rates have kept the housing market strong. And, Federal tax cuts should provide some stimulus to the economy.

In a continuing effort to ensure the country avoids falling toward recession or deflation, the Fed cut rates for a thirteenth time in June. At that time, Fed Chairman Greenspan stated the Fed will "lean over backwards" to avoid “corrosive” deflation.

It’s our view that the probability of the worst sort of deflation in the US is low. However, as noted previously, Fed Chairman Greenspan made it clear he will strive to keep short-term interest rates low in the near-term. A cardinal rule in the bond market is not to fight the Fed. Although we remain watchful for the next bear market, we believe interest rates should remain at levels last seen during the Eisenhower and Kennedy years.

July 2003

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2003, the end of the reporting period. Our strategy and the Fund’s portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

weighted
average maturity
6.30.03	74 days
12.31.02	35 days

average annual
total return

as of 6.30.03
1 year	0.57%
5 year	2.10%
10 year	2.62%
inception	3.09%
(10.16.89)

Total returns assume reinvestment of dividends. Past performance is no guarantee of future results.

Statement of Net Assets

June 30, 2003

Municipal Obligations - 104.6%	Principal Amount	Value
California - 94.4%
ABAG Finance Authority For Nonprofit Corps.:
Adjustable COPs, 1.05%, 2/1/25, LOC: Wells Fargo Bank N.A.	$2,360,000	$2,360,000
Revenue VRDN, 0.95%, 6/15/30, LOC: FNMA	2,545,000	2,545,000
ABN AMRO MuniTops Certificate Trust VRDN:
0.98%, 7/4/07, BPA: ABN AMRO Bank, N.V.	900,000	900,000
0.98%, 8/1/24, BPA: ABN AMRO Bank, N.V.	2,500,000	2,500,000
Alameda-Contra Costa Schools Financing Authority Adjustable COPs:
1.00%, 11/1/14, BPA: Dexia Credit Local, AMBAC Insured	1,740,000	1,740,000
1.00%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured	2,830,000	2,830,000
Alameda County IDA Industrial Revenue VRDN, 1.15%, 3/1/28,
LOC: Bank of the West	3,045,000	3,045,000
Alvord Unified School District Adjustable COPs, 1.05%, 12/1/03,
BPA: Dexia Credit Local, FSA Insured	2,500,000	2,500,000
Community College Financing Authority Tax & Revenue
Anticipation Notes, 2.00%, 6/30/04, FSA Insured	3,000,000	3,035,700
Contra Costa County MFH Revenue VRDN:
0.95%, 11/15/22, LOC: FNMA	6,400,000	6,400,000
1.00%, 10/20/28, LOC: State Street Bank & Trust Co.	4,240,000	4,240,000
Educational Facilities Authority Revenue VRDN, 1.05%, 10/1/33	4,000,000	4,000,000
Fresno Revenue VRDN, 0.95%, 5/1/15, LOC: US Bank N.A.	9,400,000	9,400,000
Health Facilities Financing Authority Insured Revenue VRDN,
0.97%, 10/1/22, BPA: Bank One N.A., MBIA Insured	6,500,000	6,500,000
Housing Finance Agency Revenue VRDN:
0.99%, 2/1/26, BPA: Landesbank Hessen Thueringen	1,400,000	1,400,000
0.95%, 2/1/33, BPA: Lloyds TSB Bank plc, MBIA Insured	3,000,000	3,000,000
Inland Valley Development Agency Tax Allocation VRDN,
1.15%, 3/1/27, LOC: Union Bank, California, C/LOC: CalSTERS	2,200,000	2,200,000
Livermore MFH Revenue VRDN, 0.95%, 5/1/20, LOC: FNMA	6,950,000	6,950,000
Los Angeles Community Redevelopment Agency Adjustable COPs,
0.97%, 12/1/14, LOC: Wells Fargo Bank N.A.	10,000,000	10,000,000
Los Angeles Community Redevelopment Agency Revenue VRDN:
1.05%, 12/1/05, LOC: Westdeutsche Landesbank	11,500,000	11,500,000
0.90%, 4/1/30, LOC: FHLMC	3,200,000	3,200,000
Los Angeles Convention & Exhibit Center Authority Lease Revenue VRDN:
1.04%, 8/15/18, BPA: Merrill Lynch	1,000,000	1,000,000
0.97%, 8/15/21, BPA: JP Morgan, AMBAC Insured	3,700,000	3,700,000
Los Angeles County Housing Authority Development Revenue VRDN:
0.95%, 12/1/07, LOC: FHLMC	12,000,000	12,000,000
1.00%, 6/1/10, LOC: FHLMC	7,200,000	7,200,000
Los Angeles County MFH Revenue VRDN:
1.05%, 12/01/03, BPA: BNP Paribas	920,000	920,000
0.88%, 7/1/10, LOC: FNMA	27,000,000	27,000,000
Los Angeles County Pension Obligation Refunding Revenue VRDN,
0.85%, 6/30/07, BPA: Dexia Credit Local, AMBAC Insured	1,815,000	1,815,000
Los Angeles County Schools Tax & Revenue Anticipation Notes,
1.75%, 6/30/04, FSA Insured	3,190,000	3,216,158

Municipal Obligations - Cont’d	Principal Amount	Value
California - Cont’d
Los Angeles County Tax & Revenue Anticipation Notes,
2.00%, 6/30/04	$15,000,000	$15,163,050
Los Angeles Unified School District VRDN, 1.05%, 7/1/23,
BPA Lehman Bros, FSA Insured	14,975,000	14,975,000
Metropolitan Water District of Southern California Revenue VRDN,
1.00%, 7/1/36, BPA: Lloyds TSB Bank plc	4,200,000	4,200,000
Modesto Irrigation District Financing Authority Revenue VRDN,
1.04%, 10/1/15, BPA: Societe Generale	2,000,000	2,000,000
Newman Capital Trust Revenue VRDN, 1.18%, 4/1/32,
LOC: FHLMC	12,295,878	12,295,878
Ontario Revenue VRDN, 1.00%, 10/1/26, LOC: Union Bank,
California, C/LOC: CalSTERS	2,670,000	2,670,000
Orange County Apartment Development Adjustable COPs,
0.97%, 3/1/16, LOC: UBS AG	2,000,000	2,000,000
Orange County Apartment Development Revenue VRDN:
0.87%, 12/1/06, LOC: FHLMC	2,500,000	2,500,000
1.00%, 11/1/09, LOC: Northern Trust Co.	7,400,000	7,400,000
Pitney Bowes Credit Corp. LeaseTOPS Trust Certificates VRDN,
1.90%, 3/9/05, BPA: Pitney Bowes Credit, AMBAC Insured ◊	2,252,480	2,252,480
Pollution Control Financing Authority Revenue VRDN:
1.15%, 9/1/10, LOC: Comerica Bank	2,855,000	2,855,000
1.15%, 6/1/11, LOC: Comerica Bank	2,200,000	2,200,000
1.15%, 3/1/16, LOC: Comerica Bank	2,715,000	2,715,000
1.10%, 10/1/16, LOC: Key Bank	6,815,000	6,815,000
1.10%, 11/1/27, LOC: Bank of the West	1,400,000	1,400,000
Rural Home Mortgage Finance Authority Revenue VRDN,
1.20%, 12/1/06, BPA: Bayer Hypo Vereinsbank & Merrill Lynch	4,370,000	4,370,000
Sacramento County Tax & Revenue Anticipation Notes, 3.00%, 8/1/03	4,000,000	4,004,826
San Bernardino County Adjustable COPs, 1.05%, 8/1/26,
BPA: Landesbank Hessen Thueringen, MBIA Insured	6,500,000	6,500,000
San Bernardino County Housing Authority MFH Revenue VRDN:
0.90%, 6/1/05, LOC: FNMA	2,000,000	2,000,000
1.05%, 5/1/17, LOC: California Federal Savings Bank, C/LOC: FHLB	2,700,000	2,700,000
1.04%, 2/1/23, LOC: California Federal Savings Bank, C/LOC: FHLB	5,660,000	5,660,000
San Diego City Public Facilities Financing Authority Revenue
VRDN, 1.01%, 5/15/20, BPA: Societe Generale	3,300,000	3,300,000
San Diego County & School District Notes, 1.75%, 6/30/04	6,000,000	6,050,400
San Francisco City & County Unified School District Tax & Revenue
Anticipation Notes, 1.75%, 12/17/03	4,000,000	4,011,347
San Francisco City & County Redevelopment Agency MFH
Revenue VRDN:
1.05%, 10/1/10, LOC: Credit Suisse First Boston	6,930,000	6,930,000
1.03%, 8/1/32, LOC: Citibank	2,900,000	2,900,000
San Jose MFH Revenue VRDN, 1.00%, 4/15/36,
LOC: Bank of America	3,500,000	3,500,000
San Jose Unified School District Santa Clara County
Tax & Revenue Anticipation Notes, 2.50%, 10/29/03	3,500,000	3,509,502
School Cash Reserve Program Authority Revenue Notes:
3.00%, 7/3/03, FSA Insured	15,000,000	15,001,075
2.00%, 7/6/04, AMBAC Insured	15,000,000	15,165,150

Municipal Obligations - Cont’d	Principal Amount	Value
California - Cont’d
State Department of Water Resources Revenue VRDN, 0.85%, 5/1/22,
LOC: State Street Bank & Trust	$2,700,000	$2,700,000
State Economic Development Financing IDA Revenue VRDN:
1.10%, 3/1/23, LOC: American National Bank & Trust	3,300,000	3,300,000
1.10%, 10/1/23, LOC: Comerica Bank	1,770,000	1,770,000
State GO Bonds, 5.50%, 3/1/15 (Prerefunded 3/1/04 @ 102)
FGIC Insured	9,485,000	9,958,819
Statewide Communities Development Authority Special Tax Revenue
VRDN:
1.40%, 4/15/36, GIC: Bayer Landesbank GZ	3,800,000	3,800,000
1.35%, 6/1/19, LOC: CalSTERS	2,155,000	2,155,000
1.35%, 5/1/22, LOC: Bank of the West, C/LOC: CalSTERS	2,110,000	2,110,000
Statewide Community Development Authority MFH Revenue VRDN,
1.10%, 6/15/33, LOC: Bank of the West	4,400,000	4,400,000
Upland Community Redevelopment Agency Revenue VRDN,
0.95%, 2/15/30, CA: FNMA	1,800,000	1,800,000
Vallejo Housing Authority MFH Revenue VRDN:
0.98%, 1/1/08, LOC: Dresdner Bank AG	2,100,000	2,100,000
1.04%, 6/1/07, LOC: Dresdner Bank AG	645,000	645,000
Victorville MFH Revenue VRDN, 1.05%, 12/1/15, LOC: Redlands
Federal Bank, C/LOC: California Federal Savings Bank	6,310,000	6,310,000
WateReuse Finance Authority Revenue VRDN, 1.00%, 5/1/28,
BPA: Credit Suisse First Boston, FSA Insured	1,005,000	1,005,000

Puerto Rico - 10.2%
Commonwealth Electric Power Authority VRDN, 0.95%, 7/1/22,
BPA: Societe Generale	7,850,000	7,850,000
Commonwealth Highway and Transportation Revenue VRDN,
1.65%, 7/17/03, BPA: Merrill Lynch	4,000,000	4,000,000
Commonwealth Tax & Revenue Anticipation Notes, 2.50%, 7/30/03	15,000,000	15,012,050
Infrastructure Financing Authority Revenue VRDN, 1.05%, 7/1/27,
BPA: Bank of New York	8,900,000	8,900,000
TICS-TOCS Trust VRDN, 0.95%, 7/1/19, BPA: Bank of New York	2,500,000	2,500,000

Total Municipal Obligations (Cost $394,456,435)		394,456,435

Repurchase Agreement - 2.2%
State Street Bank, 0.95%, dated 6/30/03, due 7/1/03
(Repurchase proceeds $8,500,224)
(Collateral: $8,761,294 U.S. Treasury Bond, 8.125%, 8/15/19)	8,500,000	8,500,000

Total Repurchase Agreement (Cost $8,500,000)		8,500,000

TOTAL INVESTMENTS (Cost $402,956,435) - 106.8%		402,956,435
Other assets and liabilities, net - (6.8%)		(25,692,055)
Net Assets - 100%		$377,264,380

Net Assets Consist of:
Paid in capital applicable to 377,291,690 shares of beneficial interest,
unlimited number of no par value shares authorized		$377,291,770
Undistributed net investment income		12,665
Accumulated net realized gain (loss) on investments		(40,055)

Net Assets		$377,264,380

Net Asset Value Per Share		$1.00

◊          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

Explanation of Guarantees:	Abbreviations:
BPA: Bond-Purchase Agreement	AMBAC: American Municipal Bond Assurance Corp.
C/LOC: Confirming Letter of Credit	COPs: Certificates of Participation
GIC: Guaranteed Investment Contract	FGIC: Financial Guaranty Insurance Company
LOC: Letter of Credit	FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corporation
FNMA: Federal National Mortgage Association
FSA: Financial Security Advisor
GO: General Obligation
IDA: Industrial Development Authority
MBIA: Municipal Bond Insurance Association
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statement of Operations

Six Months Ended June 30, 2003

Net Investment Income
Investment Income:
Interest income	$2,295,810

Expenses:
Investment advisory fee	971,508
Transfer agency fees and expenses	159,863
Accounting fees	28,312
Trustees’ fees and expenses	11,604
Administrative fees	7,866
Custodian fees	15,286
Reports to shareholders	37,662
Professional fees	6,279
Miscellaneous	64,464
Total expenses	1,302,844
Fees paid indirectly	(3,938)
Net expenses	1,298,906

Net Investment Income	996,904

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	48,200

Increase (Decrease) in Net Assets Resulting from Operations	$1,045,104

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2003	December 31, 2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$996,904	$3,089,284
Net realized gain (loss)	48,200	(12,189)

Increase (Decrease) in Net Assets
Resulting from Operations	1,045,104	3,077,095

Distributions to shareholders from:
Net investment income	(989,798)	(3,111,391)

Capital share transactions:
Shares sold	100,180,290	216,212,038
Reinvestment of distributions	986,521	3,091,801
Shares redeemed	(122,200,408)	(255,068,905)
Total capital share transactions	(21,033,597)	(35,765,066)

Total Increase (Decrease) in Net Assets	(20,978,291)	(35,799,362)

Net Assets
Beginning of period	398,242,671	434,042,033
End of period (including undistributed net investment income of $12,665 and $5,559, respectively)	$377,264,380	$398,242,671

Share Activity
Shares sold	100,180,290	216,211,998
Reinvestment of distributions	986,521	3,091,801
Shares redeemed	(122,200,407)	(255,068,905)
Net share activity	(21,033,596)	(35,765,106)

See notes to financial statements.

Notes To Financial Statements

Note A — Significant Accounting Policies

General:  The California Money Market Portfolio (the “Portfolio”), a series of Calvert Tax-Free Reserves (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of five separate portfolios. The operations of each series are accounted for separately. The Portfolio offers shares of beneficial interest to the public with no sales charges.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements:  The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.

Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for        distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Note B — Related Party Transactions

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, “Ameritas Acacia”). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets:  .50% on the first $500 million, .45% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $186,343 was payable at period end.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets.  Under the terms of the agreement, $1,210 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio.

Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $124,990 for the six months ended June 30, 2003. Under the terms of the agreement, $13,309 was payable at period end. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C — Investment Activity

The cost of investments owned at June 30, 2003 for federal income tax purposes was $402,956,435. The table below presents the net capital loss carryforwards of $88,255 at December 31, 2002 with expiration dates:

Capital Loss Carryforwards	Expiration Dates
$58,391	12/31/03
351	12/31/04
17,324	12/31/07
12,189	12/31/10

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2003, purchases and sales transactions were $36,620,000 and $68,580,000, respectively.

Note D — Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund’s Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company (“the Bank”). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio's average daily balance of these borrowings outstanding during the six months ended June 30, 2003 was $225,536 at a weighted average interest rate of 1.78%. The maximum amount of these borrowings outstanding during the six months ended June 30, 2003 was $4,574,418 during May 2003. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2003.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2003	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.003	.008	.020
Distributions from
Net investment income	(.003)	(.008)	(.020)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.25%	.75%	1.99%
Ratios to average net assets:
Net investment income	.51% (a)	.74%	1.94%
Total expenses	.67% (a)	.67%	.67%
Expenses before offsets	.67% (a)	.67%	.67%
Net expenses	.67% (a)	.65%	.66%
Net assets, ending (in thousands)	$377,264	$398,243	$434,042

		Years Ended
	December 31,	December 31,	December 31,
	2000	1999	1998
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.032	.028	.031
Distributions from
Net investment income	(.032)	(.028)	(.031)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	3.22%	2.80%	3.19%
Ratios to average net assets:
Net investment income	3.16%	2.75%	3.13%
Total expenses	.68%	.66%	.69%
Expenses before offsets	.68%	.66%	.67%
Net expenses	.65%	.65%	.65%
Net assets, ending (in thousands)	$397,100	$427,945	$437,575

  (a)       Annualized

*          Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund.  Investment income typically includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund typically include the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund’s expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods.  Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund’s cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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Calvert Tax-Free Reserves Vermont Municipal Portfolio

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Semi-Annual Report (Unaudited)

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Vermont Municipal

Portfolio

Calvert Tax

Free Reserves Vermont Municipal Portfolio

President’s Letter                     2

Portfolio Manager Remarks      3

Statement of Net Assets           5

Statement of Operations           7

Statements of Changes

    in Net Assets                        8

Notes to

Financial Statements                 9

Financial Highlights                   12

Explanation of Financial

     Tables                                 13

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Dear Shareholders:

The first half of 2003 has seen strong performance in nearly all asset classes, with, among other things, the markets reacting to reduced political tensions. While the outlook remains somewhat uncertain, we see encouraging signs in improved consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Record-low mortgage rates have kept the housing market strong.

A cloud on the horizon is the threat of deflation, the possibility that prices will enter a sustained decline. However, we take some assurance from the Federal Reserve’s vigilant eye on this possibility.

We believe that the near-elimination of inflation risk is a positive backdrop for fixed income investors.  However, there is some interest rate risk in the intermediate and longer maturies if those market rates should begin to rise, as they have in recent weeks. As always, we recommend that most individuals maintain a diversified portfolio across asset classes, including both stocks and fixed income, and within the fixed income allocation, further diversification across maturity ranges. Over time, diversification is a good way to achieve consistent, lower-risk returns, in good markets and bad.

We advise all our shareholders to work closely with their financial advisors to develop a long-term strategy that can meet their goals, not just in the current market environment, but over the whole time they expect to be investing. The key to successful investing is not in trying to predict interest rate movements or asset class returns, but rather saving regularly, diversifying adequately, and maintaining an appropriate strategy for the long-term. Please contact us, or your financial professional, if you have any questions or concerns about your investments or market conditions. We are always happy to work with you.

Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek

President and CEO

July 2003

Emmett Long is a member of the CAMCO portfolio management team.

Calvert Tax-Free Reserves Vermont Municipal Portfolio seeks to earn the highest level of interest income exempt from Vermont and federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality characteristics of the Portfolio.

Fund

Information

asset allocation

Vermont long-term

tax-exempt bonds

NASDAQ symbol

CGVTX

CUSIP number

131620-70-0

Calvert tax-free reserves Vermont Municipal

portfolio

Performance

The Portfolio returned +3.41% compared to the +3.81% return of the Lehman Municipal Bond Index and the +2.98% of the Lipper Other States Municipal Debt Funds Average for the six months ended June 30, 2003.

Investment Climate

The US economy stumbled through the first half of 2003. In the first quarter, the buildup to war with Iraq dampened already weak activity and the economy grew only 1.4%. Over the first half of the year, the unemployment rate increased 0.4 percentage point and reached a new cycle high of 6.4% in June. While the underpinnings of the economy are improving, economic growth appears sluggish, remaining below potential. A stalled job market, weak business and consumer spending, and a still-struggling manufacturing sector are all contributing to sub-trend growth.

Portfolio Strategy

Through the period

As municipalities’ reliance on debt increased, and as interest rates drifted lower, infrequent issuers brought new bond issues to market. This development provided us with an opportunity to further diversify the Portfolio throughout the first six months of the year. We were able make several additions to the Portfolio without dramatically changing the duration. However, as interest rates on municipals continued to decline, we believed municipals remained a good value relative to Treasuries.

Based on recent comments made by the Chairman of the Federal Reserve, it appears that interest rates should remain low for the near term. This understanding has aided us in refining our duration target.

Comparative Investment Performance (Total Return)

(as of 6.30.03)

		Lipper Other States	Lehman
	CTFR Vermont Municipal	Municipal Debt	Municipal Bond
	Portfolio	Funds Average	Index TR
6 month	3.41%	2.98%	3.81%
1 year	8.47%	6.64%	8.74%
5 year*	5.02%	4.79%	6.29%
10 year*	5.33%	5.24%	6.37%

Investment performance does not reflect the deduction of any front-end sales charge.

TR represents total return. Source: Lipper Analytical Services, Inc.

* Average annual return

Going forward

As we move into the second half of 2003, we will continue to diversify the Portfolio and adjust our duration target in accordance with our outlook.

Outlook

Although the economic outlook remains cloudy, encouraging signs include improvement in consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Record-low mortgage rates have kept the housing market strong. And, Federal tax cuts should provide some stimulus to the economy.

In a continuing effort to ensure the country avoids falling toward recession or deflation, the Fed cut rates for a thirteenth time in June. At that time, Fed Chairman Greenspan stated the Fed will "lean over backwards" to avoid “corrosive” deflation.

It’s our view that the probability of the worst sort of deflation in the US is low. A cardinal rule in the bond market is not to fight the Fed. Although we remain watchful for the next bear market, we believe interest rates should remain at levels last seen during the Eisenhower and Kennedy years.

July 2003

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2003, the end of the reporting period. Our strategy and the Fund’s portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

monthly
dividend yield
6.30.03	3.47%
12.31.02	3.58%

30 day SEC yield
6.30.03	3.04%
12.31.02	3.40%

weighted
average maturity
6.30.03	15 years
12.31.02	14 years

effective duration
6.30.03	5.65 years
12.31.02	6.00 years

Growth of a hypothetical $10,000 investment

Total returns assume reinvestment of dividends and reflect the deduction of Fund’s maximum front-end sales charge of 3.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Source: Lipper Analytical Services, Inc.

average annual

total return

as of 6.30.03

1 year	4.40%
5 year	4.22%
10 year	4.92%
inception (4.01.91)	5.86%

Statement of Net Assets

June 30, 2003

Municipal Obligations - 98.5%	Principal Amount	Value
Vermont - 83.4%
Burlington Airport Revenue Bonds:
3.625%, 7/1/13	$785,000	$769,488
5.00%, 7/1/23	1,000,000	1,042,370
Burlington Electric Revenue Bonds:
6.375%, 7/1/10	3,125,000	3,808,750
5.375%, 7/1/12	1,405,000	1,634,043
Educational & Health Buildings Financing Agency Revenue Bonds:
5.75%, 9/1/05	315,000	323,187
6.60%, 12/1/14	1,000,000	1,064,930
5.50%, 7/1/18	1,955,000	2,010,991
6.25%, 9/1/18	2,000,000	2,101,780
5.00%, 10/1/23	1,000,000	1,041,780
5.625%, 10/1/25	1,000,000	1,054,200
5.00%, 11/1/32	3,000,000	3,129,420
5.50%, 1/1/33	1,100,000	1,058,134
5.00%, 11/1/38	2,000,000	2,076,300
Educational & Health Buildings Financing Agency Revenue VRDNs:
1.30%, 11/1/21	500,000	500,000
1.00%, 10/1/30	400,000	400,000
Housing Finance Agency Single Family Revenue Bonds:
5.25%, 11/1/20	300,000	310,494
5.55%, 11/1/21	1,650,000	1,720,307
4.90%, 11/1/22	1,000,000	1,012,100
Municipal Bonds Bank Revenue Bonds:
5.50%, 12/1/18	1,060,000	1,189,500
5.50%, 12/1/19	1,500,000	1,674,600
Rutland County Solid Waste District GO Bonds:
6.35%, 11/1/03	110,000	111,794
6.45%, 11/1/04	110,000	117,037
6.50%, 11/1/05	105,000	115,642
6.55%, 11/1/06	100,000	113,562
6.60%, 11/1/07	100,000	116,026
6.70%, 11/1/08	100,000	118,114
6.75%, 11/1/09	100,000	119,650
6.80%, 11/1/10	100,000	120,428
6.80%, 11/1/11	100,000	121,440
6.85%, 11/1/12	100,000	124,044
State GO Bonds:
6.30%, 1/15/06	1,000,000	1,092,210
Zero Coupon, 8/1/08	400,000	351,104
Zero Coupon, 8/1/09	300,000	252,186
5.00%, 1/15/11	3,000,000	3,344,370
4.625%, 8/1/17	2,485,000	2,612,356
Student Assistance Corp. Education Loan Revenue Bonds,
6.50%, 12/15/05	2,240,000	2,309,597

Municipal Obligations - Cont’d	Principal Amount	Value
Vermont - Cont’d
University of Vermont and State Agriculture College Revenue Bonds:
5.125%, 10/1/27	$1,000,000	$1,058,530
4.75%, 10/1/38	1,400,000	1,417,906
Vermont Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	2,180,000	2,517,551

Total Vermont Municipal Obligations (Cost $41,284,125)		44,055,921

Territories - 15.1%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	2,000,000	2,292,660
Guam Government LO Highway & Transportation Authority Revenue
Bonds, 4.50%, 5/1/12	1,500,000	1,638,825
Puerto Rico Commonwealth Electric Power Authority Revenue
VRDN, 0.95%, 7/1/22	700,000	700,000
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,690,000	2,172,934
5.50%, 7/1/17	1,000,000	1,189,290

Total Territories Municipal Obligations (Cost $7,545,318)		7,993,709

TOTAL INVESTMENTS (Cost $48,829,443) - 98.5%		52,049,630
Other assets and liabilities, net - 1.5%		814,999
Net Assets - 100%		$52,864,629

Net Assets Consist Of:
Paid-in capital applicable to 3,212,878 Class A shares of beneficial
interest, unlimited number of no par shares authorized:		$49,357,171
Undistributed net investment income		18,998
Accumulated net realized gain (loss) on investments		268,273
Net unrealized appreciation (depreciation) on investments		3,220,187

Net Assets		$52,864,629

Net Asset Value Per Share		$16.45

  Abbreviations:

GO: General Obligation

LO: Limited Obligation

VRDN: Variable Rate Demand Notes

See notes to financial statements.

Statement of Operations

Six Months Ended June 30, 2003

Net Investment Income

Investment Income:

Interest income	$1,194,088
Expenses:
Investment advisory fee	158,082
Transfer agency fees and expenses	16,926
Trustees’ fees and expenses	1,629
Administrative fees	1,065
Accounting fees	6,347
Custodian fees	7,380
Registration fees	2,255
Reports to shareholders	7,132
Professional fees	5,933
Miscellaneous	1,499
Total expenses	208,248
Fees waived	(1,065)
Fees paid indirectly	(1,077)
Net expenses	206,106

Net Investment Income	987,982

Realized and Unrealized Gain (Loss) on Investments

Net realized gain on investments	268,273
Change in unrealized appreciation or (depreciation)	526,772
Net Realized and Unrealized Gain (Loss) on Investments	795,045

Increase (Decrease) in Net Assets

Resulting From Operations	$1,783,027

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2003	December 31, 2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$987,982	$2,150,636
Net realized gain	268,273	394,802
Change in unrealized appreciation or (depreciation)	526,772	2,169,520

Increase (Decrease) in Net Assets
Resulting From Operations	1,783,027	4,714,958

Distributions to shareholders from:
Net investment income	(994,198)	(2,168,257)
Net realized gain	—	(398,181)
Total distributions	(994,198)	(2,566,438)

Capital share transactions:
Shares sold	2,542,482	6,498,106
Reinvestment of distributions	597,379	1,504,837
Shares redeemed	(4,947,979)	(6,248,944)
Total capital share transactions	(1,808,118)	1,753,999

Total Increase (Decrease) in Net Assets	(1,019,289)	3,902,519

Net Assets
Beginning of period	53,883,918	49,981,399
End of period (including undistributed net investment income
of $18,998 and $25,214, respectively)	$52,864,629	$53,883,918

Capital Share Activity
Shares sold	156,718	407,717
Reinvestment of distributions	36,747	94,335
Shares redeemed	(305,467)	(390,351)
Total capital share activity	(112,002)	111,701

See notes to financial statements.

Notes To Financial Statements

Note A — Significant Accounting Policies

General: The Vermont Municipal Portfolio (the “Portfolio”), a series of Calvert Tax-Free Reserves (the “Fund”), is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The Fund is comprised of five separate portfolios. The operations of each series are accounted for separately. Class A shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles  generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Portfolio has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B — Related Party Transactions

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, “Ameritas Acacia”). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Portfolio. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $31,902 was payable at period end.

Calvert Administrative Services Company (“CASC”), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. The Fund (exclusive of the Money Market portfolio) pays monthly an annual fee of $80,000, which is allocated between the Portfolios based on their relative net assets. For the six months ended June 30, 2003, CASC waived $1,065 of its fee.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. The Distributor received $11,126 as its portion of commissions charged on sales of the Portfolio.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, is the shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $3,495 for the six months ended June 30, 2003. Under the terms of the agreement, $430 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C — Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were

$7,231,342 and $5,605,601, respectively.

The cost of investments owned at June 30, 2003 for federal income tax purposes was $48,802,259. Net unrealized appreciation aggregated $3,247,371, of which $3,276,341 related to appreciated securities and $28,970 related to depreciated securities.

The Portfolio may sell or purchase securities from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. For the six months ended June 30, 2003, purchases and sales transactions were $5,015,000 and $7,265,000, respectively. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940.

Note D — Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund’s Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company (“the Bank”). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Portfolio's average daily balance of these borrowings outstanding during the six months ended June 30, 2003 was $5,034 at a weighted average interest rate of 1.80%. The maximum amount of these borrowings outstanding during the six months ended June 30, 2003 was $83,775 during January 2003. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2003.

Financial Highlights

		Period Ended
	June 30,	December 31,	December 31,
Class A Shares	2003	2002	2001
Net asset value, beginning	$16.21	$15.56	$15.67
Income from investment operations
Net investment income	.30	.65	.66
Net realized and unrealized gain (loss)	.25	.78	(.09)
Total from investment operations	.55	1.43	.57
Distributions from
Net investment income	(.31)	(.66)	(.67)
Net realized gains	—	(.12)	(.01)
Total distributions	(.31)	(.78)	(.68)
Total increase (decrease) in net asset value	.24	.65	(.11)
Net asset value, ending	$16.45	$16.21	$15.56

Total return *	3.41%	9.37%	3.67%
Ratios to average net assets:
Net investment income	3.75% (a)	4.08%	4.21%
Total expenses	.79% (a)	.79%	.79%
Expenses before offsets	.79% (a)	.79%	.79%
Net expenses	.78% (a)	.78%	.76%
Portfolio turnover	12%	20%	8%
Net assets, ending (in thousands)	$52,865	$53,884	$49,981

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2000	1999	1998
Net asset value, beginning	$14.90	$16.28	$16.45
Income from investment operations
Net investment income	.70	.71	.78
Net realized and unrealized gain (loss)	.77	(1.39)	.13
Total from investment operations	1.47	(.68)	.91
Distributions from
Net investment income	(.70)	(.70)	(.77)
Net realized gains	—	—	(.31)
Total distributions	(.70)	(.70)	(1.08)
Total increase (decrease) in net asset value	.77	(1.38)	(.17)
Net asset value, ending	$15.67	$14.90	$16.28

Total return *	10.09%	(4.29%)	5.67%
Ratios to average net assets:
Net investment income	4.61%	4.50%	4.73%
Total expenses	.80%	.78%	.75%
Expenses before offsets	.80%	.78%	.75%
Net expenses	.75%	.76%	.72%
Portfolio turnover	5%	21%	32%
Net assets, ending (in thousands)	$48,067	$46,452	$51,292

(a)        Annualized

*          Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund.  Investment income typically includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund typically include the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.   Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund’s expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods.  Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund’s cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

Calvert

Tax-Free

Reserves

Vermont Municipal

Portfolio

This report is intended to provide fund

information to

shareholders. It is not authorized for

distribution to

prospective investors unless preceded or accompanied by a prospectus.

            printed on

            recycled paper

            using soy-

            based inks

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS,

330 West 9th Street

Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Calvert’s

Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

CTFR California Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Portfolio

California Muni. Intermediate Portfolio

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Calvert Social Index Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Item 2.  Code of Ethics.

            Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Listed Company Audit Committee Standards.

            Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)        Code of Ethics – Not applicable.

(b)        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT Tax-Free Reserves

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            President – Principal Executive Officer

Date: August 27, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            President – Principal Executive Officer

Date: August 27, 2003

            /s/  Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer – Principal Financial Officer

Date: August 27, 2003

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Barbara Krumsiek, certify that:

1. I have reviewed this report on Form N-CSR of Calvert Tax-Free Reserves;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 27, 2003                                                 /s/  Barbara Krumsiek

                                                                                    Barbara Krumsiek

President – Principal Executive Officer

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Ronald Wolfsheimer, certify that:

1. I have reviewed this report on Form N-CSR of Calvert Tax-Free Reserves;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    August 27, 2003                                               /s/  Ronald Wolfsheimer

                                                                                    Ronald Wolfsheimer

Treasurer – Principal Financial Officer

EX-99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

            In connection with the accompanying Form N-CSR of Calvert Tax-Free Reserves (the “Company”), as filed with the Securities and Exchange Commission (the “Report”), I, Barbara Krumsiek, President of the Company, certify, pursuant to 18 U.S.C. 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that, to my knowledge:

The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date:  August 27, 2003                                                 /s/  Barbara Krumsiek

                                                                                    Barbara Krumsiek

President – Principal Executive Officer

            A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to Calvert Tax-Free Reserves and will be retained by Calvert Tax-Free Reserves and furnished to the SEC or its staff upon request.

            This certification is being furnished solely pursuant to 18 U.S.C. 1350 and is not being filed as part of the Report or as a separate disclosure document.

EX-99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

            In connection with the accompanying Form N-CSR of Calvert Tax-Free Reserves (the “Company”), as filed with the Securities and Exchange Commission (the “Report”), I, Ronald Wolfsheimer, Treasurer of the Company, certify, pursuant to 18 U.S.C. 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that, to my knowledge:

The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date:  August 27, 2003                                                 /s/  Ronald Wolfsheimer

                                                                                    Ronald Wolfsheimer

Treasurer – Principal Executive Officer

            A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to Calvert Tax-Free Reserves and will be retained by Calvert Tax-Free Reserves and furnished to the SEC or its staff upon request.

            This certification is being furnished solely pursuant to 18 U.S.C. 1350 and is not being filed as part of the Report or as a separate disclosure document.